                                United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                  Form N-CSR
  Certified Shareholder Report of Registered Management Investment Companies

                                   811-4577

                     (Investment Company Act File Number)

                      Federated Income Securities Trust
       ---------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End: 4/30/06

             Date of Reporting Period: Fiscal year ended 4/30/06
                                       -------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Intermediate Corporate Bond Fund

A Portfolio of Federated Income Securities Trust

ANNUAL SHAREHOLDER REPORT

April 30, 2006

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND FUND OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.12	$10.18	$10.34	$9.88	$9.86
Income From Investment Operations:
Net investment income	0.44	0.43	0.50	0.60	0.62
Net realized and unrealized gain (loss) on investments	(0.31)	(0.06)	(0.17)	0.46	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.13	0.37	0.33	1.06	0.64
Less Distributions:
Distributions from net investment income	(0.44)	(0.43)	(0.49)	(0.60)	(0.62)
Net Asset Value, End of Period	$9.81	$10.12	$10.18	$10.34	$9.88
Total Return [1]	1.29%	3.72%	3.28%	11.08%	6.55%

Ratios to Average Net Assets:
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	4.37%	4.24%	4.78%	5.97%	6.16%
Expense waiver/reimbursement [2]	0.37%	0.38%	0.38%	0.38%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$241,318	$287,081	$264,566	$241,837	$293,262
Portfolio turnover	73%	57%	68%	52%	45%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2006		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.12		$10.18	$10.34	$9.88	$9.86
Income From Investment Operations:
Net investment income	0.42		0.41	0.47	0.58	0.59
Net realized and unrealized gain (loss) on investments	(0.31)		(0.06)	(0.16)	0.46	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.11		0.35	0.31	1.04	0.61
Less Distributions:
Distributions from net investment income	(0.42)		(0.41)	(0.47)	(0.58)	(0.59)
Net Asset Value, End of Period	$9.81		$10.12	$10.18	$10.34	$9.88
Total Return [1]	1.07	% [2]	3.48%	3.02%	10.81%	6.29%

Ratios to Average Net Assets:
Net expenses	0.78%		0.79%	0.80%	0.80%	0.80%
Net investment income	4.12%		4.00%	4.53%	5.69%	5.91%
Expense waiver/reimbursement [3]	0.39%		0.38%	0.38%	0.38%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$38,909		$61,722	$68,292	$56,080	$43,461
Portfolio turnover	73%		57%	68%	52%	45%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

2 During the period, the fund was reimbursed by the shareholder services provider, which had an impact of 0.03% on the total return. See Notes to Financial Statements (Note 5.)

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,007.40	$2.74
Institutional Service Shares	$1,000	$1,006.40	$3.73
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.07	$2.76
Institutional Service Shares	$1,000	$1,021.08	$3.76

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.55%
Institutional Service Shares	0.75%

Management's Discussion of Fund Performance

Over the 12-month reporting period ended April 30, 2006, the Federated Intermediate Corporate Bond Fund's Institutional Shares returned 1.29% and the Institutional Service Shares returned 1.07%. By comparison, over the same period, the Lehman Brothers Intermediate U.S. Credit Index 1 (LBICI) returned 0.95% and the Lipper Intermediate Investment Grade Debt Funds Average 2 (LIIGDFA) returned 0.56%. The Fund's total return for the fiscal year reflected actual cash flows, transaction costs, and other expenses that were not reflected in the return of the LBICI.

MARKET OVERVIEW

The main driver in the U.S. bond marketplace over the reporting period was the Federal Reserve Board's (the "Fed") attempt to contain inflation and inflation expectations by raising the federal funds target by 25 basis points at each and every Fed meeting. These rate hikes had the effect of increasing interest rates across the yield curve with short to intermediate rates rising faster than longer maturity rates (commonly referred to as a "flattening yield curve" environment). Generally, the corporate bond sector performed better than U.S. Treasury Securities of comparable duration 3 with two notable exceptions. First, Treasuries performed better than corporate bonds in the spring of 2005, due in large part to the poor performance of the automotive sector, in light of credit rating downgrades of Ford and General Motors. Second, in late 2005, historically high valuation levels for corporate bonds and the prospect of a potential slowdown in the U.S. economy on the heels of the series of rate hikes by the Fed caused corporate bonds to underperform Treasuries.

1 Lehman Brothers Intermediate U.S. Credit Index is an unmanaged index that consists of dollar-denominated, investment-grade, publicly-issued securities with a maturity of between one and ten years, a minimum amount outstanding of $250 million, and that are issued by both corporate issuers and non-corporate issuers (supranationals, sovereigns, foreign agencies and foreign local governments). Investments cannot be made in an index.

2 The LIIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category, and is not adjusted to reflect sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

3 Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

RELATIVE PERFORMANCE

Two factors materially affected the performance of the Fund relative to the LBICI. First, in the rising interest rate environment described above, the Fund's duration was maintained in the approximate range of 90-95% of the duration of the LBICI. This decreased the sensitivity of the Fund's portfolio to rising interest rates, thereby causing less of a decline in the price of securities owned by the Fund relative to the LBICI. Second, relative to the LBICI, the Fund held more securities with very short maturities (including cash equivalents) and long maturities, while avoiding securities with intermediate maturities (frequently referred to as a "barbelled" yield curve strategy). As a result, the fund was positioned in the parts of the yield curve where bond prices decreased the least.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Intermediate Corporate Bond Fund (Institutional Shares) (the "Fund") from April 30, 1996 to April 30, 2006, compared to the Lehman Brothers U.S. Intermediate Credit Index (LBICI) 2 and the Lipper Intermediate Term Investment Grade Debt Funds Average (LIIGDFA). 3

Average Annual Total Return for the Period Ended 4/30/2006
1 Year	1.29%
5 Years	5.13%
10 Years	5.97%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBICI and LIIGDFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The LBICI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 The LIIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category, and is not adjusted to reflect sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Intermediate Corporate Bond Fund (Institutional Service Shares) (the "Fund") from April 30, 1996 to April 30, 2006, compared to the Lehman Brothers U.S. Intermediate Credit Index (LBICI) 2 and the Lipper Intermediate Term Investment Grade Debt Funds Average (LIIGDFA). 3

Average Annual Total Return for the Period Ended 4/30/2006
1 Year	1.07%
5 Years	4.88%
10 Years	5.71%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBICI and LIIGDFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The LBICI is not adjusted to reflect sales charges, expenses, or other fees that SEC requires to be reflected in the Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 The LIIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category, and is not adjusted to reflect sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At April 30, 2006, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Corporate Debt Securities	84.0%
U.S. Treasury Securities	10.8%
Foreign Government Debt Securities	1.5%
Municipals	0.4%
Asset-Backed Securities	0.1%
Cash Equivalents [2]	2.7%
Other Assets and Liabilities--Net [3]	0.5%
TOTAL	100.0%

1 See the Fund's Prospectuses and Statement of Additional Information for a description of these security types.

2 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2006

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.1%
		Home Equity Loan--0.1%
$190,537	[1]	125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029	$190,537
196,437		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	195,766
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $385,664)	386,303
		CORPORATE BONDS--83.4%
		Basic Industry - Chemicals--1.1%
1,140,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	1,057,306
2,000,000		Praxair, Inc., 6.375%, 4/1/2012	2,068,057
		TOTAL	3,125,363
		Basic Industry - Metals & Mining--3.6%
1,160,000		Alcan, Inc., 5.00%, 6/1/2015	1,084,168
1,370,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,346,418
1,000,000		Barrick Gold Corp., 4.875%, 11/15/2014	935,639
500,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	510,113
2,560,000	[1]	Codelco, Inc., 4.75%, 10/15/2014	2,366,208
1,560,000		Newmont Mining Corp., 5.875%, 4/1/2035	1,417,805
500,000		Noranda, Inc., 6.00%, 10/15/2015	486,856
750,000		Placer Dome, Inc., Bond, 8.50%, 12/31/2045	765,166
1,200,000		Thiokol Corp., Sr. Note, 6.625%, 3/1/2008	1,225,031
		TOTAL	10,137,404
		Basic Industry - Paper--1.5%
350,000		International Paper Co., 5.50%, 1/15/2014	335,896
25,000		International Paper Co., Note, 6.50%, 11/15/2007	25,366
2,430,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	2,733,247
1,000,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	1,008,970
		TOTAL	4,103,479
		Capital Goods - Aerospace & Defense--1.5%
1,370,000	[1]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	1,314,380
2,200,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	2,147,827
860,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	807,568
		TOTAL	4,269,775
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Building Materials--0.2%
$650,000		CRH America, Inc., 5.30%, 10/15/2013	$620,605
		Capital Goods - Diversified Manufacturing--2.5%
860,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	950,300
1,500,000		Emerson Electric Co., Note, 5.00%, 10/15/2008	1,488,522
1,120,000	[1]	Hutchison Whampoa Ltd., 6.50%, 2/13/2013	1,141,619
500,000		Kennametal, Inc., 7.20%, 6/15/2012	525,254
725,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	761,033
2,000,000		Tyco International Group, Company Guarantee, 6.375%, 10/15/2011	2,057,281
		TOTAL	6,924,009
		Capital Goods - Environmental--1.1%
1,000,000		Waste Management, Inc., 7.375%, 8/1/2010	1,064,011
2,000,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	2,111,341
		TOTAL	3,175,352
		Communications - Media & Cable--2.0%
800,000		Comcast Corp., 7.125%, 6/15/2013	848,419
2,000,000		Continental Cablevision, Sr. Note, 8.30%, 5/15/2006	2,001,882
2,925,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	2,813,435
		TOTAL	5,663,736
		Communications - Media Noncable--2.3%
2,000,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	2,150,858
2,000,000		Clear Channel Communications, Inc., 6.00%, 11/1/2006	2,004,748
500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	581,824
1,780,000		Reed Elsevier, Inc., 4.625%, 6/15/2012	1,662,151
		TOTAL	6,399,581
		Communications - Telecom Wireless--2.0%
1,070,000		America Movil S.A. de C.V., Note, 5.75%, 1/15/2015	1,021,101
4,000,000		Sprint Capital Corp., Note, 8.375%, 3/15/2012	4,495,311
		TOTAL	5,516,412
		Communications - Telecom Wirelines--2.7%
1,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	951,867
1,500,000	[1]	KT Corp., Note, 5.875%, 6/24/2014	1,479,135
3,125,000		Telecom de Puerto Rico, Note, 6.65%, 5/15/2006	3,126,106
2,000,000		Telefonos de Mexico, Note, 4.50%, 11/19/2008	1,943,800
		TOTAL	7,500,908
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Automotive--5.6%
$3,000,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	$2,892,922
1,600,000		DaimlerChrysler North America Holding Corp., Unsecd. Note, 4.05%, 6/4/2008	1,551,107
9,000,000		Ford Motor Credit Co., Note, 6.50%, 1/25/2007	8,945,856
500,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	491,326
1,760,000	[1]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	1,705,584
		TOTAL	15,586,795
		Consumer Cyclical - Entertainment--0.7%
180,000		International Speedway Corp., 4.20%, 4/15/2009	173,375
940,000		International Speedway Corp., 5.40%, 4/15/2014	902,301
1,000,000		Time Warner, Inc., Deb., 8.11%, 8/15/2006	1,007,113
		TOTAL	2,082,789
		Consumer Cyclical - Retailers--0.4%
471,437	[1]	CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027	438,463
830,000		Home Depot, Inc., 5.40%, 3/1/2016	810,578
		TOTAL	1,249,041
		Consumer Cyclical - Services--0.8%
2,025,000		Boston University, 7.625%, 7/15/2097	2,233,162
		Consumer Non-Cyclical Food/Beverage--0.9%
940,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	917,239
700,000		Diageo Finance BV, Unsecd. Note, 3.00%, 12/15/2006	690,699
5,000		Grand Metropolitan Investment Corp., Company Guarantee, 9.00%, 8/15/2011	5,745
1,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	997,701
		TOTAL	2,611,384
		Consumer Non-Cyclical Health Care--2.0%
1,500,000		Anthem, Inc., 6.80%, 8/1/2012	1,585,262
780,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	749,124
1,270,000		Quest Diagnostic, Inc., Note, 5.45%, 11/1/2015	1,221,965
820,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	763,134
1,200,000		UnitedHealth Group, Inc., 5.25%, 3/15/2011	1,185,399
		TOTAL	5,504,884
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Pharmaceuticals--1.2%
$1,370,000		Genentech, Inc., Note, 4.40%, 7/15/2010	$1,318,989
580,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	618,156
1,400,000		Wyeth, Unsecd. Note, 5.50%, 2/1/2014	1,370,178
		TOTAL	3,307,323
		Consumer Non-Cyclical Supermarkets--0.4%
450,000		Kroger Co., 7.25%, 6/1/2009	470,205
675,000		Kroger Co., Company Guarantee, 7.45%, 3/1/2008	696,636
		TOTAL	1,166,841
		Consumer Non-Cyclical Tobacco--0.1%
375,000		Altria Group, Inc., 5.625%, 11/4/2008	376,283
		Energy - Independent--2.2%
1,000,000		Anadarko Finance Co., 6.75%, 5/1/2011	1,051,658
1,970,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,839,625
170,000	[1]	Pemex Project Funding Master, 5.75%, 12/15/2015	161,288
1,350,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	1,499,850
1,184,400	[1]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	1,130,176
600,000	[1]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	593,250
		TOTAL	6,275,847
		Energy - Integrated--3.0%
10,000		BP Amoco PLC, Deb., 9.125%, 3/1/2011	11,560
2,870,000		ConocoPhillips Australia Funding Co., 5.50%, 4/15/2013	2,842,835
3,300,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	3,668,859
750,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	755,982
1,100,000	[1]	Statoil ASA, 5.125%, 4/30/2014	1,056,956
		TOTAL	8,336,192
		Energy - Refining--0.7%
2,170,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	2,002,990
		Financial Institution - Banking--16.7%
1,250,000		ABN AMRO Bank NV, Chicago, Sub. Deb., 7.30%, 12/1/2026	1,263,414
1,200,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,187,733
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$2,000,000		Chase Manhattan Corp., Sub. Note, 7.875%, 6/15/2010	$2,173,155
3,000,000		Citigroup, Inc., Unsecd. Note, 4.125%, 2/22/2010	2,871,292
2,000,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	2,044,316
1,093,000		Colonial BancGroup, Inc., Note, 6.375%, 12/1/2015	1,080,676
2,100,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	2,225,673
2,800,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	2,951,877
2,100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,040,684
660,000		HSBC Finance Corp., 4.75%, 4/15/2010	641,555
1,100,000		HSBC Finance Corp., 5.00%, 6/30/2015	1,029,032
1,000,000		Household Finance Corp., 6.40%, 6/17/2008	1,021,733
1,200,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,274,975
1,600,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	1,520,641
1,400,000		J.P. Morgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	1,469,292
2,000,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	1,931,176
575,000		PNC Financial Services Group, Company Guarantee, 8.625%, 12/31/2026	610,372
400,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	394,655
1,000,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	1,067,032
960,000		Popular North America, Inc., 5.65%, 4/15/2009	958,888
3,822,222	[1]	Regional Diversified Funding, 9.25%, 3/15/2030	4,189,880
1,460,000	[1]	Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	1,407,030
620,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	601,451
200,000		SunTrust Bank, Central Florida, Sub. Note, 6.90%, 7/1/2007	204,398
1,000,000	[1]	Swedbank, Sub., 7.50%, 11/29/2049	1,010,891
1,770,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	1,681,196
1,500,000		Wachovia Bank N.A., 4.80%, 11/1/2014	1,399,246
1,100,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	1,029,175
500,000		Washington Mutual Bank FA, 5.125%, 1/15/2015	468,270
1,200,000		Washington Mutual Bank FA, Sub. Note, 6.875%, 6/15/2011	1,269,143
2,700,000		Wells Fargo & Co., 4.20%, 1/15/2010	2,596,818
1,230,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	1,188,992
		TOTAL	46,804,661
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Brokerage--5.7%
$2,550,000		Amvescap PLC, Note, 4.50%, 12/15/2009	$2,469,076
1,000,000		Amvescap PLC, Sr. Note, 5.90%, 1/15/2007	1,002,458
6,000,000		Bear Stearns & Co., Inc., 6.50%, 5/1/2006	6,000,253
3,000,000	[1]	FMR Corp., 4.75%, 3/1/2013	2,834,814
900,000	[1]	FMR Corp., Bond, 7.57%, 6/15/2029	1,042,922
1,000,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	1,042,817
15,000		Merrill Lynch & Co., Inc., Note, 7.375%, 5/15/2006	15,010
390,000		Nuveen Investments, 5.00%, 9/15/2010	377,459
390,000		Nuveen Investments, 5.50%, 9/15/2015	370,735
636,345	[1]	World Financial, Pass Thru Cert., Series 96 WFP, 6.91%, 9/1/2013	666,842
		TOTAL	15,822,386
		Financial Institution - Finance Noncaptive--4.6%
1,600,000	[1]	American International Group, Inc., 4.70%, 10/1/2010	1,542,904
1,020,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	1,052,017
1,500,000		General Electric Capital Corp., Medium Term Note, 9.18%, 12/30/2008	1,605,795
500,000	[1]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	488,174
1,535,000		International Lease Finance Corp., 4.875%, 9/1/2010	1,493,114
3,000,000		MBNA America Bank, N.A., Sr. Note, Series BKNT, 6.50%, 6/20/2006	3,004,382
1,070,000		Residential Capital Corp., 6.00%, 2/22/2011	1,049,180
2,650,000		SLM Corp., Floating Rate Note, 5.755%, 12/15/2014	2,548,956
		TOTAL	12,784,522
		Financial Institution - Insurance - Life--0.4%
1,150,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	1,222,727
		Financial Institution - Insurance - P&C--3.5%
630,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	628,495
1,400,000	[1]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,329,941
750,000		Loews Corp., Deb., 8.875%, 4/15/2011	836,121
3,500,000	[1]	MBIA Global Funding LLC, 2.875%, 11/30/2006	3,448,623
1,000,000	[1]	Oil Insurance Ltd., Sub. Deb., 5.15%, 8/15/2033	979,850
1,000,000		St. Paul Cos., Inc., Medium Term Note, Series MTNB, 7.29%, 8/28/2007	1,021,997
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Insurance - P&C--continued
$200,000		The St. Paul Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	$192,908
1,500,000	[1]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,455,618
		TOTAL	9,893,553
		Financial Institution - REITs--2.2%
2,000,000		Archstone-Smith Trust, 5.625%, 8/15/2014	1,956,083
860,000	[1]	Prologis, Note, 5.25%, 11/15/2010	844,560
660,000		Prologis, Sr. Note, 5.50%, 4/1/2012	650,309
2,800,000		Simon Property Group, Inc., Note, 4.875%, 8/15/2010	2,725,167
		TOTAL	6,176,119
		Foreign-Local-Government--0.8%
2,180,000		Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011	2,243,657
		Municipal Services--0.2%
560,000	[1]	Army Hawaii Family Housing, 5.524%, 6/15/2050	518,381
		Sovereign--1.0%
1,000,000		Sweden, Government of, Deb., 10.25%, 11/1/2015	1,161,078
1,500,000		United Mexican States, 6.625%, 3/3/2015	1,552,950
		TOTAL	2,714,028
		Technology--2.9%
1,295,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,284,380
2,500,000		Deluxe Corp., 5.125%, 10/1/2014	2,047,808
780,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	777,162
1,970,000	[1]	Oracle Corp., Sr. Unsecd. Note, 5.00%, 1/15/2011	1,919,586
2,000,000		Unisys Corp., 8.125%, 6/1/2006	2,000,000
		TOTAL	8,028,936
		Transportation - Airlines--0.8%
1,830,000		Southwest Airlines Co., 6.50%, 3/1/2012	1,883,356
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	445,237
		TOTAL	2,328,593
		Transportation - Railroads--1.7%
480,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	450,777
780,770		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	865,292
Principal Amount			Value
		CORPORATE BONDS--continued
		Transportation - Railroads--continued
$1,820,000		Burlington Northern, Inc., Mtg. Bond, 9.25%, 10/1/2006	$1,849,000
230,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	241,759
1,330,000		Union Pacific Corp., 4.875%, 1/15/2015	1,246,438
		TOTAL	4,653,266
		Utility - Electric--3.1%
740,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	691,229
965,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	981,103
1,500,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,551,098
1,350,000		MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031	1,425,160
3,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	3,260,855
900,000		Scottish Power PLC, 4.91%, 3/15/2010	878,423
		TOTAL	8,787,868
		Utility - Natural Gas Distributor--0.9%
2,570,000		Atmos Energy Corp., 4.00%, 10/15/2009	2,441,911
		Utility - Natural Gas Pipelines--0.4%
1,400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,247,537
		TOTAL CORPORATE BONDS (IDENTIFIED COST $237,529,841)	233,838,300
		CORPORATE NOTES--0.6%
		Communications - Telecom Wirelines--0.6%
1,785,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $1,784,343)	1,721,224
		GOVERNMENTS/AGENCIES--1.5%
		Sovereign--1.5%
3,600,000		United Mexican States, Note, 9.875%, 2/1/2010 (IDENTIFIED COST $4,169,672)	4,090,680
		MUNICIPALS--0.4%
		Consumer Cyclical - Services--0.4%
1,100,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007 (IDENTIFIED COST $1,115,145)	1,130,492
Principal Amount			Value
		U.S. TREASURY--10.8%
$5,000,000		U.S. Treasury Note, 3.625%, 5/15/2013	$4,599,820
10,800,000		U.S. Treasury Note, 3.875%, 2/15/2013	10,112,528
11,500,000		U.S. Treasury Note, 4.75%, 3/31/2011	11,411,411
4,000,000		U.S. Treasury Note, 4.875%, 4/30/2011	3,991,250
		TOTAL U.S. TREASURY (IDENTIFIED COST $30,328,844)	30,115,009
		REPURCHASE AGREEMENT--2.7%
7,442,000		Interest in $3,400,000,000 joint repurchase agreement 4.79%, dated 4/28/2006 under which Bank of America N.A. will repurchase a U.S. Government Agency security maturing on 2/1/2036 for $3,401,357,167 on 5/1/2006. The market value of the underlying security at the end of the period was $3,468,000,001. (AT COST)	7,442,000
		TOTAL INVESTMENTS--99.5% (IDENTIFIED COST $282,755,509) [2]	278,724,008
		OTHER ASSETS AND LIABILITIES - NET--0.5%	1,503,330
		TOTAL NET ASSETS--100%	$280,227,338

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2006, these securities amounted to $36,480,339 which represents 13.0% of total net assets.

2 The cost of investments for federal tax purposes amounts to $282,799,256.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

The following acronym is used throughout this portfolio:

REITs	--Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2006

Assets:
Total investments in securities, at value (identified cost $282,755,509)		$278,724,008
Cash		32
Income receivable		4,293,889
Receivable for investments sold		1,870,654
Receivable for shares sold		157,024
TOTAL ASSETS		285,045,607
Liabilities:
Payable for investments purchased	$3,987,717
Payable for shares redeemed	122,340
Income distribution payable	638,441
Payable for Directors'/Trustees' fees	141
Payable for shareholder services fee (Note 5)	7,931
Accrued expenses	61,699
TOTAL LIABILITIES		4,818,269
Net assets for 28,568,852 shares outstanding		$280,227,338
Net Assets Consist of:
Paid-in capital		$289,218,099
Net unrealized depreciation of investments		(4,031,501)
Accumulated net realized loss on investments		(4,965,059)
Undistributed net investment income		5,799
TOTAL NET ASSETS		$280,227,338
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$241,318,405 ÷ 24,602,148 shares outstanding, no par value, unlimited shares authorized		$9.81
Institutional Service Shares:
$38,908,933 ÷ 3,966,704 shares outstanding, no par value, unlimited shares authorized		$9.81

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended April 30, 2006

Investment Income:
Interest (net of foreign taxes withheld of $877)			$14,879,497
Dividends			222,775
TOTAL INCOME			15,102,272
Expenses:
Investment adviser fee (Note 5)		$1,533,656
Administrative personnel and services fee (Note 5)		244,706
Custodian fees		15,269
Transfer and dividend disbursing agent fees and expenses		91,507
Directors'/Trustees' fees		4,944
Auditing fees		15,987
Legal fees		7,701
Portfolio accounting fees		97,764
Distribution services fee--Institutional Service Shares (Note 5)		124,215
Shareholder services fee--Institutional Shares (Note 5)		642,613
Shareholder services fee--Institutional Service Shares (Note 5)		122,880
Share registration costs		34,363
Printing and postage		15,931
Insurance premiums		8,947
Miscellaneous		3,362
TOTAL EXPENSES		2,963,845
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(361,176)
Waiver of administrative personnel and services fee	(10,977)
Waiver of distribution services fee--Institutional Service Shares	(124,215)
Waiver of shareholder services fee--Institutional Shares	(642,613)
Reimbursement of shareholder services fee--Institutional Service Shares	(10,218)
TOTAL WAIVERS AND REIMBURSEMENT		(1,149,199)
Net expenses			1,814,646
Net investment income			13,287,626
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(1,032,490)
Net change in unrealized appreciation of investments			(8,119,565)
Net realized and unrealized loss on investments			(9,152,055)
Change in net assets resulting from operations			$4,135,571

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended April 30	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,287,626	$14,324,660
Net realized gain (loss) on investments	(1,032,490)	1,232,647
Net change in unrealized appreciation/depreciation of investments	(8,119,565)	(3,508,538)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,135,571	12,048,769
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(11,266,418)	(11,973,319)
Institutional Service Shares	(2,055,345)	(2,387,978)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,321,763)	(14,361,297)
Share Transactions:
Proceeds from sale of shares	118,755,056	154,689,754
Net asset value of shares issued to shareholders in payment of distributions declared	6,080,787	6,700,047
Cost of shares redeemed	(184,224,493)	(143,132,477)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(59,388,650)	18,257,324
Change in net assets	(68,574,842)	15,944,796
Net Assets:
Beginning of period	348,802,180	332,857,384
End of period (including undistributed net investment income of $5,799 and $39,936, respectively)	$280,227,338	$348,802,180

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2006

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Intermediate Corporate Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For U.S. Treasury and agency securities, prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2006, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended April 30	2006		2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	9,533,818	$95,431,008	11,640,018	$118,226,586
Shares issued to shareholders in payment of distributions declared	461,851	4,631,100	471,485	4,792,856
Shares redeemed	(13,758,872)	(138,158,263)	(9,731,629)	(98,853,022)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,763,203)	$(38,096,155)	2,379,874	$24,166,420

Year Ended April 30	2006		2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,309,476	$23,324,048	3,579,630	$36,463,168
Shares issued to shareholders in payment of distributions declared	144,541	1,449,687	187,640	1,907,191
Shares redeemed	(4,585,980)	(46,066,230)	(4,376,034)	(44,279,455)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(2,131,963)	$(21,292,495)	(608,764)	$(5,909,096)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(5,895,166)	$(59,388,650)	1,771,110	$18,257,324

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2006 and 2005 was as follows:

	2006	2005
Ordinary income [1]	$13,321,763	$14,361,297

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of April 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$644,240
Net unrealized depreciation	$(4,075,248)
Capital loss carryforward	$4,901,741

At April 30, 2006, the cost of investments for federal tax purposes was $282,799,256. The net unrealized depreciation of investments for federal tax purposes was $4,075,248. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,676,859 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,752,107.

At April 30, 2006, the Fund had a capital loss carryforward of $4,901,741 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$1,875,749
2011	$2,056,820
2014	$ 969,172

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of April 30, 2006, for federal income tax purposes, post October losses of $19,571 were deferred to May 1, 2006.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended April 30, 2006, the Adviser voluntarily waived $361,176 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended April 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended April 30, 2006, FSC voluntarily waived $124,215 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the year ended April 30, 2006, FSSC voluntarily waived $642,613 of its fee. For the year ended April 30, 2006, FSSC did not retain any fees paid by the Fund.

Commencing on August 1, 2005, and continuing through May 3, 2006, FSSC reimbursed daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder service fee agreements. This reimbursement amounted to $10,218 for the year ended April 30, 2006.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended April 30, 2006, were as follows:

Purchases	$106,478,041
Sales	$181,555,951

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended April 30, 2006, 1.67% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended April 30, 2006, 1.67% qualify for the dividend received deduction available to corporate shareholders.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INCOME SECURITIES TRUST AND SHAREHOLDERS OF FEDERATED INTERMEDIATE CORPORATE BOND FUND:

We have audited the accompanying statement of assets and liabilities of Federated Intermediate Corporate Bond Fund (the "Fund"), one of the portfolios constituting Federated Income Securities Trust, including the portfolio of investments, as of April 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2006, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Intermediate Corporate Bond Fund, a portfolio of Federated Income Securities Trust, at April 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
June 9, 2006

Board of Trustees and Fund Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised five portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: January 1986	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT and TRUSTEE Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd. (Investment advisory subsidiary of Federated) and Passport Research II, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, WinsorTech.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 2000	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: January 1986	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 2000	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA TRUSTEE Began serving: April 2006	Principal Occupations : Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1986	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.; Senior Vice President and Controller of Federated Investors, Inc.

Previous Positions : Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Brian P. Bouda Birth Date: February 28, 1947 SR. VICE PRESIDENT Began serving: January 2006	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd. (Investment advisory subsidiary of Federated).

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable, fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Joseph M. Balestrino has been the Fund's Portfolio Manager since January 1994. He is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Randall S. Bauer Birth Date: November 16, 1957 VICE PRESIDENT Began serving: November 1998	Randall S. Bauer is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from the Pennsylvania State University.

John L. Nichol Birth Date: May 21, 1963 VICE PRESIDENT Began serving: May 2004	John L. Nichol is Vice President of the Trust. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received has M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. For the periods ending December 31, 2004, the Fund's performance for both the one and three year periods were above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Intermediate Corporate Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C407
Cusip 31420C506

G00715-02 (6/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Short-Term Income Fund

A Portfolio of Federated Income Securities Trust

ANNUAL SHAREHOLDER REPORT

April 30, 2006

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights-Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended	Period Ended
	4/30/2006	4/30/2005	[1]
Net Asset Value, Beginning of Period	$8.39	$8.47
Income From Investment Operations:
Net investment income	0.25	0.15
Net realized and unrealized loss on investments	(0.07)	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.18	0.07
Less Distributions:
Distributions from net investment income	(0.25)	(0.15)
Net Asset Value, End of Period	$8.32	$8.39
Total Return [2]	2.17%	0.84%

Ratios to Average Net Assets:
Net expenses	1.08%	1.09	% [3]
Net investment income	2.99%	2.68	% [3]
Expense waiver/reimbursement [4]	0.32%	0.28	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$68,898	$106,051
Portfolio turnover	43%	30	% [5]

1 Reflects operations for the period from August 26, 2004 (date of initial public investment) to April 30, 2005.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended April 30, 2005.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,012.10	$5.39
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.44	$5.41

1 Expenses are equal to the Fund's Class A annualized net expense ratio of 1.08% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period was 2.17% for Class A Shares. The total return of the 0-3 Year Composite Index (0-3C) was 2.58%. 1 The fund's total return for the fiscal year reflected actual cash flows, transactions costs and other expenses which were not reflected in the total return of the 0-3C.

During the reporting period, the most significant factors affecting the fund's performance relative to the 0-3C were: (1) the fund's duration positioning relative to its benchmark; (2) the allocation of the portfolio among securities of similar types of issuers (referred to as "sectors"); and (3) the selection of individual securities within each sector.

MARKET OVERVIEW

The short end of the U.S. Treasury yield curve moved steadily upward over the course of the reporting period. The Federal Open Market Committee raised the Federal Funds target rate eight times by 25 basis points, bringing the rate to 4.75% at period end. A subsequent 25 basis point move shortly thereafter brought the target rate to the current 5.00%. Bond yields rose all across the yield curve, though they increased more in shorter maturities than in longer ones. This "flattening of the yield curve" is generally seen in periods where the Federal Reserve Board is attempting to prevent economic growth from overheating.

The short duration corporate and asset-backed bond sectors performed better than U.S. Treasury securities during the reporting period, while the mortgage-backed bond sector underperformed. Within the corporate bond sector, improved corporate profitability and a decrease in default rates caused lower credit quality bonds to outperform higher credit quality bonds. 2

1 The 0-3C is a composite index of four separate indexes which track various security types. The four component indexes, which are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc., consist of the Merrill Lynch 1-3 Year Corporate index (30% weighting in the Composite Index), the Merrill Lynch 0-3 Year Fixed Rate Asset-Backed Securities Index (30%), the Merrill Lynch 1-3 Year Treasury/Agency Index (20%) and the Merrill Lynch 0-3 Year Mortgage-Backed Securities Index (20%). The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The four component indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

2 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

DURATION

Throughout the period, management maintained a lower overall duration 3 in the fund as compared with the duration of the 0-3C. As short-term yields moved higher over the reporting period, the shorter average duration meant that the fund was generally less sensitive to the negative price action associated with these yield movements than was the composite index as a whole.

SECTOR

During the reporting period, as compared to the 0-3C, fund management allocated more of its portfolio to the corporate bond sector and less of its portfolio to U.S. Treasury securities, in anticipation of better performance in the corporate bond sector. Non-investment grade corporate bonds, which are not represented in the 0-3C, were part of the fund's portfolio of investments. In addition, a larger percentage of the fund's portfolio was allocated to lower-rated investment grade corporate bonds. 4 The allocation to lower credit quality corporate bonds positioned the fund to take advantage of the strong relative performance of this sub-sector. Finally, the fund had less exposure to mortgage-backed securities than the 0-3C for much of the reporting period, which also aided fund performance relative to this index.

SECURITY SELECTION

During the reporting period, while no individual security accounted for a material increment in the fund's return, the securities in the asset-backed sector and corporate bond sector of the fund collectively performed better than their respective relative composite indices within the 0-3C.

3 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. For purposes of this Management Discussion of Fund Performance, duration is determined using a third-party analytical system.

4 Investment grade securities are securities that are rated at least "BBB" or unrated securities of a comparable quality. Non-investment grade securities are securities that are not rated at least "BBB" or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Short-Term Income Fund (Class A Shares) (the "Fund") from August 26, 2004 (start of performance) to April 30, 2006, compared to the Merrill Lynch 1-3 Year Short-Term Corporate Index (ML1-3STC) 2 , the 0-3 Year Composite Index (0-3C) 3 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA). 4

Average Annual Total Return [5] for the Period Ended 4/30/2006
1 Year	1.20%
Start of Performance (8/26/2004)	1.15%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3STC, 0-3C and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 The ML1-3STC is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 The 0-3C is a composite index of four separate indexes which track various security types. The four component indexes, which are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc., consist of the Merrill Lynch 1-3 Year Corporate index (30% weighting in the Composite Index), the Merrill Lynch 0-3 Year Fixed Rate Asset-Backed Securities Index (30%), the Merrill Lynch 1-3 Year Treasury/Agency Index (20%) and the Merrill Lynch 0-3 Year Mortgage-Backed Securities Index (20%). The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The four component indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

4 The LSIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

5 Total return quoted reflects all applicable sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At April 30, 2006, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Asset-Backed Securities	29.2%
Corporate Debt Securities	27.8%
U.S. Treasury and Agency Securities [3]	24.1%
Mortgage-Backed Securities [4]	16.0%
Securities Lending Collateral [5]	12.2%
Cash Equivalents [6]	4.0%
Other Assets and Liabilities--Net [7]	(13.3)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company.

3 For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).

4 For purposes of this table, mortgage-backed securities includes mortgage-backed securities guaranteed by GSEs and adjustable rate mortgage-backed securities.

5 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

6 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

7 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2006

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--3.8%
		Federal Home Loan Mortgage Corporation--0.1%
$104,086	[1]	FHLMC ARM 606116, 30 Year, 5.796%, 9/1/2019	$105,058
106,760	[1]	FHLMC ARM 785167, 30 Year, 5.476%, 12/1/2018	107,854
		TOTAL	212,912
		Federal National Mortgage Association--3.7%
2,345,359	[1]	FNMA ARM 544843, 5.410%, 10/01/2027	2,377,080
1,409,499	[1]	FNMA ARM 544852, 5.159%, 4/01/2028	1,428,785
1,309,035	[1]	FNMA ARM 544884, 5.152%, 5/01/2034	1,327,929
3,919,800	[1]	FNMA ARM 556379, 5.288%, 5/01/2040	3,919,118
933,401	[1]	FNMA ARM 556388, 5.288%, 5/01/2040	932,202
		TOTAL	9,985,114
		Government National Mortgage Association--0.0%
49,905	[1]	GNMA ARM 8902, 30 Year, 4.375%, 1/20/2022	50,361
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $10,330,002)	10,248,387
		ASSET-BACKED SECURITIES--29.2%
		Auto Receivables--15.6%
1,523,997		Americredit Automobile Receivables Trust 2004-1, Class A3, 3.22%, 7/6/2008	1,519,970
2,000,000		Americredit Automobile ReceivablesTrust 2005-AX, Class A3, 3.63%, 1/6/2010	1,965,375
1,827,508		BMW Vehicle Owner Trust 2004-A, Class A3, 2.67%, 3/25/2008	1,814,608
1,500,000		BMW Vehicle Owner Trust 2005-A, Class B, 4.42%, 4/25/2011	1,473,449
1,146,805		Capital Auto Receivables Asset Trust 2004-1, Class A3, 2.00%, 11/15/2007	1,135,870
2,000,000		Capital One Auto Finance Trust 2006-A, Class A3, 5.33%, 11/15/2010	2,002,180
2,000,000		Chase Manhattan Auto Owner Trust 2005-B, Class A3, 4.84%, 7/15/2009	1,989,658
306,574		Harley-Davidson Motorcycle Trust 2004-1, Class B, 2.00%, 11/15/2011	294,596
642,258		Honda Auto Receivables Owner Trust 2003-1, Class A4, 2.48%, 7/18/2008	633,209
3,000,000		Honda Auto Receivables Owner Trust 2005-4, Class A3, 4.46%, 5/21/2009	2,971,353
695,737		Household Automotive Trust 2004-1, Class A3, 3.30%, 5/18/2009	689,705
2,000,000		Household Automotive Trust 2005-1, Class A3, 4.15%, 2/17/2010	1,973,125
500,000		Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012	488,306
1,000,000		Hyundai Auto Receivables Trust 2006-A, Class C, 5.34%, 11/15/2012	998,117
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Auto Receivables--continued
$2,000,000		M&I Auto Loan Trust 2005-1, Class A3, 4.83%, 9/21/2009	$1,990,129
67,911		Morgan Stanley Auto Loan Trust 2004-HB2, Class D, 3.82%, 3/15/2012	67,457
674,377		Navistar Financial Corp. Owner Trust 2004-A, Class A3, 2.01%, 8/15/2008	667,885
1,523,225		Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012	1,471,293
2,500,000		Nissan Auto Lease Trust 2005-A, Class A3, 4.70%, 10/15/2008	2,484,588
1,507,000		Nissan Auto Receivable Owner Trust 2003-C, Class A5, 3.21%, 3/16/2009	1,470,243
1,950,642		Nissan Auto Receivables Owner Trust 2004-C, Class A3, 2.85%, 10/15/2007	1,938,136
2,000,000		Nissan Auto Receivables Owner Trust 2006-B, Class A3, 5.16%, 12/15/2009	2,000,376
2,000,000		Onyx Acceptance Auto Owner Trust 2005-B, Class A3, 4.18%, 3/15/2010	1,971,990
3,000,000		USAA Auto Owner Trust 2005-3, Class A2, 4.52%, 6/16/2008	2,989,629
2,000,000		WFS Financial Owner Trust 2005-2, Class A3, 4.16%, 12/17/2009	1,980,227
1,500,000		Whole Auto Loan Trust 2003-1, Class A4, 2.58%, 3/15/2010	1,475,391
2,000,000		World Omni Automobile Receivables Trust, Class A3, 4.40%, 4/20/2009	1,980,113
		TOTAL	42,436,978
		Credit Card--4.2%
1,755,000		Bank One Issuance Trust 2002-B1, Class B1, 5.28125%, 12/15/2009	1,761,293
3,000,000		Capital One Multi Asset Execution Trust 2003-A6, Class A6, 2.95%, 8/17/2009	2,972,513
1,000,000		Citibank Credit Card Issuance Trust 2002-C1, Class C1, 5.70%, 2/9/2009	1,006,735
2,500,000		MBNA Master Credit Card Trust 2000-D, Class B, 5.33125%, 9/15/2009	2,509,209
2,000,000		National City Credit Card Master Trust 2005-1, Class A, 4.95125%, 8/15/2012	2,007,491
1,000,000		National City Credit Card Master Trust 2005-1, Class B, 5.09125%, 8/15/2012	1,004,197
		TOTAL	11,261,438
		Equipment Lease--0.6%
769,112		CIT Equipment Collateral 2004-EF1, Class A3, 3.50%, 9/20/2008	757,245
870,449	[2,3]	Great America Leasing Receivables 2004-1, Class C, 3.71%, 7/20/2011	847,330
		TOTAL	1,604,575
		Home Equity Loan--6.3%
190,537	[2,3]	125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029	190,537
1,440,000		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 5.31938%, 7/25/2035	1,453,788
334,244	[2]	Bayview Financial Acquisition Trust 1998-1, Class M-II-1, 5.70938%, 5/25/2029	325,173
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$335,556	[2]	Bayview Financial Acquisition Trust 1998-1, Class M-II-2, 5.80938%, 5/25/2029	$320,868
216,458	[2]	Bayview Financial Acquisition Trust 1998-1, Class M-II-3, 6.40938%, 5/25/2029	201,175
362,806	[2]	Bayview Financial Acquisition Trust 1998-1, Class M-II-4, 6.70938%, 5/25/2029	311,691
802,171	[2]	Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	803,510
406,875	[2]	Bayview Financial Acquisition Trust 1998-1, Class MI3, 8.21%, 5/25/2029	380,380
51,549		ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 5.38125%, 1/15/2028	51,590
2,629,643		Fifth Third Home Equity Loan Trust 2003-1, Class A, 5.1725%, 9/20/2023	2,635,617
201,932		First Franklin Mortgage Loan Asset Backed Certificates 2003-FF5, Class A3, 5.30938%, 3/25/2034	202,026
42,691		First Franklin Mortgage Loan Asset Backed Certificates 2004-FF1, Class A2, 5.19938%, 11/25/2034	42,717
86,442	[2]	First Franklin Nim Trust 2004-FF7, Class A, 5.00%, 9/27/2034	86,049
1,018,295		First Franklin Nim Trust 2004-FF7, Class B, 6.75%, 9/27/2034	1,015,278
2,695,179		Green Tree Home Improvement Loan Trust 1996-F, Class HIB2, 7.70%, 11/15/2027	2,348,999
2,471,680		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,538,548
796,289	[2]	Hasco NIM Trust 2006-OP2A, Class A, 5.8563%, 1/26/2036	794,697
20,764	[2]	Long Beach Asset Holdings Corp. 2004-5, Class A, 5.00%, 9/25/2034	20,744
520,043		Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.95%, 3/25/2015	513,190
328,248	[2]	NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	72,162
232,090		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	231,298
2,000,000		Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.64%, 12/25/2035	1,991,222
606,998	[2,3]	Quest Trust 2004 - X1, Class A, 5.28938%, 3/25/2034	607,569
1,008,574		Saxon Asset Securities Trust 2005-1, Class A1, 5.18938%, 5/25/2035	1,011,537
		TOTAL	17,150,365
		Manufactured Housing--0.9%
1,422,937		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	1,450,110
1,000,000		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 7.44%, 6/7/2016	1,019,215
		TOTAL	2,469,325
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Other--0.7%
$2,000,000		Mellon Bank Premium Finance Loan Master Trust 2004-1, Class C, 5.68%, 6/15/2009	$2,001,834
		Rate Reduction Bond--0.9%
471,161		California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	472,970
2,000,000		PG&E Energy Recovery Funding LLC, Class A2, 3.87%, 6/25/2011	1,956,470
		TOTAL	2,429,440
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $81,436,270)	79,353,955
		COLLATERALIZED MORTGAGE OBLIGATIONS--5.8%
		Commercial Mortgage--0.1%
5,113,732		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 1.30871%, 4/18/2029	145,675
		Federal Home Loan Mortgage Corporation--1.0%
2,701,540		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 5.25125%, 2/15/2018	2,712,153
		Federal National Mortgage Association--0.0%
61,460		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	61,778
		Non-Agency Mortgage--4.7%
335,060	[2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.885%, 2/3/2029	301,919
399,132	[2,3]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.0169345%, 7/1/2019	399,068
1,000,000	[2,3]	Harwood Street Funding I LLC 2004-1, Class CTFS, 6.9225%, 9/20/2009	1,001,514
1,258,000	[2]	Mellon Residential Funding Corp. 1999-TBC1, Class B4, 5.38%, 1/25/2029	1,256,704
1,000,000		Permanent Financing (No. 8) PLC, Class 1C, 5.21%, 6/10/2042	994,268
21,945		Prudential Home Mortgage Securities 1992-5, Class A-6, 7.50%, 4/25/2007	21,804
5,444	[2]	Resecuritization Mortgage Trust 1998-A, Class B3, 8.45004%, 10/26/2023	4,301
1,885,660		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 5.2741%, 9/25/2034	1,871,113
64,301	[2,3]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 6.69033%, 1/28/2027	50,798
1,195,791		Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018	1,155,862
2,000,000		Washington Mutual 2003-AR5, Class A6, 3.695%, 6/25/2033	1,942,229
2,002,384		Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.00%, 6/25/2018	1,939,492
1,848,908		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.399%, 7/25/2034	1,880,106
		TOTAL	12,819,178
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $15,853,966)	15,738,784
Principal Amount			Value
		CORPORATE BONDS--27.3%
		Basic Industry - Chemicals--0.8%
$2,200,000		Praxair, Inc., 2.75%, 6/15/2008	$2,087,378
		Capital Goods - Aerospace & Defense--0.5%
525,000		Boeing Capital Corp., 5.65%, 5/15/2006	525,080
800,000		General Dynamics Corp., 2.125%, 5/15/2006	799,249
		TOTAL	1,324,329
		Capital Goods - Diversified Manufacturing--0.7%
2,000,000	[2,3]	Tyco International Group SA, Note, 4.436%, 6/15/2007	1,978,679
		Communications - Media & Cable--0.6%
1,500,000		Cox Communications, Inc., Note, 5.45%, 12/14/2007	1,508,539
		Communications - Media Noncable--0.8%
400,000		British Sky Broadcasting Group PLC, Unsecd. Note, 7.30%, 10/15/2006	402,868
1,750,000		Reed Elsevier, Inc., Floating Rate Note, 5.24%, 6/15/2010	1,751,212
		TOTAL	2,154,080
		Communications - Telecom Wireless--1.5%
1,250,000		America Movil S.A. de C.V., Company Guarantee, 4.125%, 3/1/2009	1,199,250
400,000		Sprint Capital Corp., Company Guarantee, 6.00%, 1/15/2007	401,799
2,500,000		Verizon Wireless, Inc., Unsecd. Note, 5.375%, 12/15/2006	2,500,283
		TOTAL	4,101,332
		Communications - Telecom Wirelines--1.2%
1,250,000		AT&T Corp., Note, 5.75%, 5/2/2006	1,250,021
2,000,000		BellSouth Corp., 4.87375%, 11/15/2007	2,002,942
		TOTAL	3,252,963
		Consumer Cyclical - Automotive--1.9%
400,000	[2,3]	American Honda Finance Corp., 3.85%, 11/6/2008	385,941
1,500,000		DaimlerChrysler North America Holding Corp., Floating Rate Note, 5.10%, 3/7/2007	1,501,342
1,250,000	[2,3]	Harley Davidson, Inc., 3.625%, 12/15/2008	1,191,877
500,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	491,326
1,500,000	[2,3]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	1,453,623
		TOTAL	5,024,109
		Consumer Cyclical - Retailers--1.2%
1,500,000		Home Depot, Inc., Sr. Note, 3.75%, 9/15/2009	1,429,476
1,900,000		Target Corp., 3.375%, 3/1/2008	1,839,142
		TOTAL	3,268,618
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Food/Beverage--1.6%
$2,500,000		Diageo Capital PLC, 3.375%, 3/20/2008	$2,412,843
2,000,000		General Mills, Inc., 3.875%, 11/30/2007	1,955,350
		TOTAL	4,368,193
		Consumer Non-Cyclical Health Care--0.1%
400,000		UnitedHealth Group, Inc., 3.30%, 1/30/2008	386,699
		Consumer Non-Cyclical Pharmaceuticals--0.5%
1,444,000		Eli Lilly & Co., Note, 2.90%, 3/15/2008	1,385,714
		Consumer Non-Cyclical Products--0.7%
2,000,000		Procter & Gamble Co., 3.50%, 12/15/2008	1,918,334
		Energy - Independent--0.3%
789,600	[2,3]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	753,451
		Energy - Integrated--0.8%
1,500,000		BP Capital Markets PLC, 2.75%, 12/29/2006	1,476,577
750,000		Conoco, Inc., 5.45%, 10/15/2006	750,760
		TOTAL	2,227,337
		Energy - Refining--0.4%
1,250,000		Valero Energy Corp., Unsecd. Note, 3.50%, 4/1/2009	1,181,599
		Financial Institution - Banking--2.5%
2,400,000		PNC Funding Corp., 5.75%, 8/1/2006	2,403,245
400,000		U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007	399,553
2,500,000		Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007	2,491,732
1,500,000		Wells Fargo Financial, Inc., Sr. Note, 5.625%, 2/3/2009	1,514,503
		TOTAL	6,809,033
		Financial Institution - Brokerage--0.7%
400,000		Franklin Resources, Inc., 3.70%, 4/15/2008	387,592
1,500,000		Goldman Sachs Group, Inc., 3.875%, 1/15/2009	1,446,492
		TOTAL	1,834,084
		Financial Institution - Finance Noncaptive--2.6%
2,150,000		American Express Co., 3.75%, 11/20/2007	2,104,196
1,250,000		Capital One Bank, Note, 5.00%, 6/15/2009	1,233,075
1,000,000		HSB Capital I, Company Guarantee, 5.97825%, 7/15/2027	1,001,195
1,500,000		International Lease Finance Corp., Unsecd. Note, 3.50%, 4/1/2009	1,422,585
1,250,000		Residential Capital Corp., 6.00%, 2/22/2011	1,225,678
		TOTAL	6,986,729
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Insurance - Life--0.4%
$1,000,000		AXA Financial, Inc., Note, 6.50%, 4/1/2008	$1,020,632
		Financial Institution - REITs--2.5%
1,400,000		Archstone-Smith Trust, 3.00%, 6/15/2008	1,332,222
1,250,000		EOP Operating LP, Sr. Note, 6.80%, 1/15/2009	1,287,627
2,000,000	[2,3]	Prologis, Note, 5.25%, 11/15/2010	1,964,094
2,250,000		Simon Property Group, Inc., 6.375%, 11/15/2007	2,282,145
		TOTAL	6,866,088
		Foreign-Local-Govt--0.6%
1,500,000		Ontario, Province of, 2.35%, 6/30/2006	1,493,924
		Technology--1.8%
1,500,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,487,699
1,975,000		Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008	2,020,569
1,450,000	[2,3]	Oracle Corp., Floating Rate Note, 5.28%, 1/13/2009	1,450,672
		TOTAL	4,958,940
		Transportation - Airlines--0.4%
1,000,000		Southwest Airlines Co., Pass Thru Cert., 6.126%, 11/1/2006	1,003,920
		Transportation - Railroads--0.6%
1,500,000		Burlington Northern, Inc., Mtg. Bond, 9.25%, 10/1/2006	1,523,901
		Transportation - Services--0.5%
1,435,000		FedEx Corp., Note, 2.65%, 4/1/2007	1,400,755
		Utility - Electric--0.7%
2,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	1,965,328
		Utility - Natural Gas Distributor--0.4%
1,250,000		Atmos Energy Corp., 4.00%, 10/15/2009	1,187,700
		TOTAL CORPORATE BONDS (IDENTIFIED COST $75,331,510)	73,972,388
		CORPORATE NOTES--0.2%
		Communications - Telecom Wirelines--0.2%
500,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $499,544)	482,136
		GOVERNMENT AGENCIES--5.6%
		Agency--3.1%
6,000,000		Federal Home Loan Bank System, Bond, Series 598, 4.625%, 11/21/2008	5,918,097
2,500,000		Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008	2,537,007
		TOTAL	8,455,104
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
		Federal Home Loan Mortgage Corporation--2.5%
$7,000,000		Federal Home Loan Mortgage Corp., Note, 4.75%, 1/18/2011	$6,858,289
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $15,496,303)	15,313,393
		MORTGAGE-BACKED SECURITIES--0.4%
		Federal National Mortgage Association--0.1%
284,015		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	289,041
		Government National Mortgage Association--0.3%
117,957		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	123,361
47,534		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	50,790
577,753		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	618,616
		TOTAL	792,767
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,116,222)	1,081,808
		U.S. TREASURY--18.5%
3,074,600		U.S. Treasury Inflation Protected Note, Series A-2008, 3.625%, 1/15/2008	3,169,240
1,000,000		United States Treasury Note, 2.00%, 5/15/2006	998,930
1,000,000		United States Treasury Note, 2.625%, 11/15/2006	987,656
5,500,000	[4]	United States Treasury Note, 3.25%, 8/15/2007	5,386,370
4,000,000	[4]	United States Treasury Note, 3.25%, 8/15/2008	3,860,861
3,000,000	[4]	United States Treasury Note, 3.50%, 11/15/2006	2,976,680
3,000,000		United States Treasury Note, 3.75%, 5/15/2008	2,935,441
3,000,000		United States Treasury Note, 3.875%, 5/15/2010	2,887,846
3,000,000		United States Treasury Note, 3.875%, 7/15/2010	2,884,864
7,000,000	[4]	United States Treasury Note, 4.125%, 8/15/2008	6,894,827
5,000,000	[4]	United States Treasury Note, 4.25%, 10/31/2007	4,954,199
5,000,000	[4]	United States Treasury Note, 4.50%, 2/15/2009	4,951,562
3,000,000		United States Treasury Note, 4.625%, 3/31/2008	2,986,231
3,000,000	[4]	United States Treasury Note, 4.75%, 3/31/2011	2,976,890
500,000		United States Treasury Note, 5.625%, 5/15/2008	507,270
935,000		United States Treasury Note, 6.625%, 5/15/2007	950,863
		TOTAL U.S. TREASURY (IDENTIFIED COST $51,029,460)	50,309,730
Shares or Principal Amount			Value
		MUTUAL FUNDS--6.5% [5]
1,708,714		Federated Mortgage Core Portfolio	$16,642,872
127,255		High Yield Bond Portfolio	858,970
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $18,320,077)	17,501,842
		REPURCHASE AGREEMENTS--14.9%
$7,454,000		Interest in $3,400,000,000 joint repurchase agreement 4.79%, dated 4/28/2006 under which Bank of America N.A. will repurchase a U.S. Government Agency security maturing on 2/1/2036 for $3,401,357,167 on 5/1/2006. The market value of the underlying security at the end of the period was $3,468,000,001.	7,454,000
16,030,000		Interest in $1,200,000,000 joint repurchase agreement 4.79%, dated 4/28/2006 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 3/19/2026 for $1,200,479,000 on 5/1/2006. The market value of the underlying securities at the end of the period was $1,224,000,973 (purchased with proceeds from securities lending collateral).	16,030,000
17,000,000		Interest in $2,000,000,000 joint repurchase agreement 4.79%, dated 4/28/2006 under which Bear Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 3/25/2045 for $2,000,798,333 on 5/1/2006. The market value of the underlying securities at the end of the period was $2,060,003,916 (purchased with proceeds from securities lending collateral).	17,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	40,484,000
		TOTAL INVESTMENTS--112.2% (IDENTIFIED COST $309,897,354) [6]	304,486,423
		OTHER ASSETS AND LIABILITIES - NET--(12.2)%	(33,171,425)
		TOTAL NET ASSETS--100%	$271,314,998

1 Denotes variable rate and floating rate obligations for which the current rate is shown.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2006, these securities amounted to $17,154,526 which represents 6.3% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At April 30, 2006, these securities amounted to $12,275,153 which represents 4.5% of total net assets.

4 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

5 Affiliated companies.

6 The cost of investments for federal tax purposes amounts to $309,908,098.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
IO	--Interest Only
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2006

Assets:
Investments in securities		$264,002,423
Investments in repurchase agreements		40,484,000
Total investments in securities, at value including $17,501,842 of investments in affiliated issuers (Note 5) and $32,001,389 of securities loaned (identified cost $309,897,354)		304,486,423
Cash		2,266
Income receivable		2,664,475
Receivable for investments sold		3,461
Receivable for shares sold		171,923
TOTAL ASSETS		307,328,548
Liabilities:
Payable for investments purchased	$1,999,862
Payable for shares redeemed	477,727
Income distribution payable	323,390
Payable for distribution services fee (Note 5)	29,519
Payable for shareholder services fee (Note 5)	36,673
Payable for collateral due to broker	33,030,000
Accrued expenses	116,379
TOTAL LIABILITIES		36,013,550
Net assets for 32,596,811 shares outstanding		$271,314,998
Net Assets Consist of:
Paid-in capital		$324,151,216
Net unrealized depreciation of investments		(5,410,931)
Accumulated net realized loss on investments		(47,558,914)
Undistributed net investment income		133,627
TOTAL NET ASSETS		$271,314,998
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($132,698,488 ÷ 15,942,910 shares outstanding), no par value, unlimited shares authorized		$8.32
Institutional Service Shares:
Net asset value per share ($15,961,942 ÷ 1,917,812 shares outstanding), no par value, unlimited shares authorized		$8.32
Class Y Shares:
Net asset value per share ($53,756,729 ÷ 6,458,446 shares outstanding), no par value, unlimited shares authorized		$8.32
Class A Shares:
Net asset value per share ($68,897,839 ÷ 8,277,643 shares outstanding), no par value, unlimited shares authorized		$8.32
Offering price per share (100/99.00 of $8.32) [1]		$8.40
Redemption proceeds per share		$8.32

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended April 30, 2006

Investment Income:
Interest (including income on securities loaned of $64,003)			$11,315,145
Dividends (received from affiliated issuers) (Note 5)			1,470,859
TOTAL INCOME			12,786,004
Expenses:
Investment adviser fee (Note 5)		$1,249,624
Administrative personnel and services fee (Note 5)		270,000
Custodian fees		24,710
Transfer and dividend disbursing agent fees and expenses		244,696
Directors'/Trustees' fees		5,386
Auditing fees		15,987
Legal fees		9,350
Portfolio accounting fees		119,740
Distribution services fee--Institutional Service Shares (Note 5)		33,126
Distribution services fee--Class A Shares (Note 5)		430,414
Shareholder services fee--Institutional Shares (Note 5)		220,744
Shareholder services fee--Institutional Service Shares (Note 5)		52,690
Shareholder services fee--Class A Shares (Note 5)		200,707
Share registration costs		65,740
Printing and postage		46,949
Insurance premiums		8,933
Miscellaneous		5,507
TOTAL EXPENSES		3,004,303
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(926,012)
Waiver of administrative personnel and services fee	(31,946)
Waiver of distribution services fee--Institutional Service Shares	(9,127)
Waiver of distribution services fee--Class A Shares	(8,609)
Reimbursement of shareholder services fee--Institutional Service Shares	(18,366)
TOTAL WAIVERS AND REIMBURSEMENT		(994,060)
Net expenses			2,010,243
Net investment income			10,775,761
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including realized loss of $1,214,668 on sales of investments in affiliated issuers) (Note 5)			(2,074,726)
Net change in unrealized depreciation of investments			(584,890)
Net realized and unrealized loss on investments			(2,659,616)
Change in net assets resulting from operations			$8,116,145

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended April 30	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,775,761	$9,894,353
Net realized loss on investments	(2,074,726)	(1,894,246)
Net change in unrealized appreciation/depreciation of investments	(584,890)	(2,068,043)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,116,145	5,932,064
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,160,024)	(5,295,495)
Institutional Service Shares	(751,879)	(823,791)
Class Y Shares	(2,170,573)	(1,671,572)
Class A Shares	(2,551,246)	(2,148,722)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,633,722)	(9,939,580)
Share Transactions:
Proceeds from sale of shares	61,130,045	85,686,646
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Limited Duration Fund	--	90,324,296
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Limited Term Fund	--	147,677,479
Net asset value of shares issued to shareholders in payment of distributions declared	7,461,807	6,571,325
Cost of shares redeemed	(157,675,116)	(167,803,749)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(89,083,264)	162,455,997
Change in net assets	(91,600,841)	158,448,481
Net Assets:
Beginning of period	362,915,839	204,467,358
End of period (including undistributed (distributions in excess of) net investment income of $133,627 and $(8,412), respectively)	$271,314,998	$362,915,839

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2006

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Class Y Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The financial highlights of the Class A Shares are presented separately. The investment objective of the Fund is to seek to provide current income.

On August 27, 2004, the Fund received assets from Federated Limited Duration Fund and Federated Limited Term Fund as the result of a tax-free reorganization, as follows:

	Shares of the Fund Issued	Federated Limited Duration Fund Net Assets Received	Federated Limited Term Fund Net Assets Received	Federated Limited Duration Fund Unrealized Appreciation (Depreciation) [1]	Federated Limited Term Fund Unrealized Depreciation [1]
Institutional Shares	--	$ --	$ --	$ --	$ --
Institutional Service Shares	2,533,521	14,360,843	7,124,428	(246,259)	(2,246,807)
Class Y Shares	8,957,582	75,963,453	--	489,570	--
Class A Shares	16,573,793	--	140,553,051	--	(18,614)
TOTAL	28,064,896	$90,324,296	$ 147,677,479	$ 243,311	$(2,265,421)

	Net Assets of the Fund Prior to Combination	Net Assets of Federated Limited Duration Fund Prior to Combination	Net Assets of Federated Limited Term Fund Prior to Combination	Net Assets of the Fund Immediately After Combination
Institutional Shares	$178,205,784	$ --	$ --	$178,205,784
Institutional Service Shares	17,150,345	14,360,843	7,124,428	38,635,616
Class Y Shares	100	75,963,453	--	75,963,553
Class A Shares	100	--	140,553,051	140,553,151
TOTAL	$195,356,329	$90,324,296	$147,677,479	$433,358,104

1 Unrealized Appreciation (Depreciation) is included in the Federated Limited Duration Fund and Federated Limited Term Fund Net Assets Received amounts shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund generally values fixed-income securities according to prices furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by an independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For U.S. Treasury and agency securities, prices furnished by the independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2006, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$32,001,389	$33,030,000

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at April 30, 2006, is as follows:

Security	Acquisition Date	Acquisition Cost
Bayview Financial Acquisition Trust 1998-1, Class M-II-1, 5.70938%, 5/25/2029	3/12/1999	$ 315,861
Bayview Financial Acquisition Trust 1998-1, Class M-II-2, 5.80938%, 5/25/2029	5/14/1998	335,556
Bayview Financial Acquisition Trust 1998-1, Class M-II-3, 6.40938%, 5/25/2029	5/14/1998	216,458
Bayview Financial Acquisition Trust 1998-1, Class M-II-4, 6.70938%, 5/25/2029	6/2/1998	362,806
Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	12/8/1998	800,416
Bayview Financial Acquisition Trust 1998-1, Class MI3, 8.21%, 5/25/2029	5/14/1998	406,685
C-BASS ABS LLC Series 1999-3, Class B1, 6.885%, 2/3/2029	7/9/1999	270,762
First Franklin Nim Trust 2004-FF7, Class A, 5.00%, 9/27/2034	9/9/2004	86,635
Greenwich Capital Acceptance 1991-4, Class B1A, 6.0169345%, 7/1/2019	1/7/1993	401,751
Harwood Street Funding I LLC 2004-1, Class CTFS, 6.9225%, 9/20/2009	9/14/2004	1,000,000
Hasco NIM Trust 2006-OP2A, Class A, 5.8563%, 1/26/2036	3/10/2006	796,289
Long Beach Asset Holdings Corp. 2004-5, Class A, 5.00%, 9/25/2034	9/15/2004	20,809
Mellon Residential Funding Corp. 1999-TBC1, Class B4, 5.38%, 1/25/2029	3/12/1999	1,041,154
NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	2/23/1999	326,662
Resecuritization Mortgage Trust 1998-A, Class B3, 8.45004%, 10/26/2023	2/12/1999	161,856

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended April 30	2006		2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,205,033	$35,177,174	5,689,212	$48,089,721
Shares issued to shareholders in payment of distributions declared	384,952	3,220,600	407,712	3,442,099
Shares redeemed	(7,254,200)	(60,660,801)	(9,360,489)	(79,034,027)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,664,215)	$(22,263,027)	(3,263,565)	$(27,502,207)

Year Ended April 30	2006		2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	395,762	$3,310,138	885,847	$7,492,940
Shares issued in connection with the tax-free transfer of assets from Federated Limited Duration Fund	--	--	1,693,424	14,360,843
Shares issued in connection with the tax-free transfer of assets from Federated Limited Term Fund	--	--	840,097	7,124,428
Shares issued to shareholders in payment of distributions declared	58,029	485,408	54,362	458,663
Shares redeemed	(1,837,140)	(15,363,912)	(2,429,863)	(20,526,982)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(1,383,349)	$(11,568,366)	1,043,867	$8,909,892

	Year Ended 4/30/2006		Period Ended 4/30/2005 [1]
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	2,039,141	$17,048,723	2,778,376	$23,473,216
Shares issued in connection with the tax-free transfer of assets from Federated Limited Duration Fund	--	--	8,957,582	75,963,453
Shares issued to shareholders in payment of distributions declared	186,751	1,561,527	110,747	933,545
Shares redeemed	(4,462,770)	(37,378,772)	(3,151,381)	(26,600,800)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	(2,236,878)	$(18,768,522)	8,695,324	$73,769,414

	Year Ended 4/30/2006		Period Ended 4/30/2005 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	668,130	$5,594,010	782,848	$6,630,769
Shares issued in connection with the tax-free transfer of assets from Federated Limited Term Fund	--	--	16,573,793	140,553,051
Shares issued to shareholders in payment of distributions declared	262,310	2,194,272	205,931	1,737,018
Shares redeemed	(5,288,085)	(44,271,631)	(4,927,284)	(41,641,940)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(4,357,645)	$(36,483,349)	12,635,288	$107,278,898
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(10,642,087)	$(89,083,264)	19,110,914	$162,455,997

1 Reflects operations for the period from August 26, 2004 (date of initial public investment) to April 30, 2005.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for expiration of capital loss carryforwards.

For the year ended April 30, 2006, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Accumulated Net Realized Loss
$(958,197)	$958,197

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2006 and 2005, was as follows:

	2006	2005
Ordinary income [1]	$10,633,722	$9,939,580

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of April 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$457,104
Net unrealized depreciation	$(5,421,675)
Capital loss carryforward	$47,105,043

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales.

At April 30, 2006, the cost of investments for federal tax purposes was $309,908,098. The net unrealized depreciation of investments for federal tax purposes was $5,421,675. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $480,620 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,902,295.

At April 30, 2006, the Fund had a capital loss carryforward of $47,105,043 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$ 3,252,096
2008	$ 2,666,760
2009	$ 2,231,597
2010	$ 8,377,387
2011	$11,049,933
2012	$12,265,550
2013	$ 5,239,545
2014	$ 2,022,175

As a result of the tax-free transfer of assets from Federated Limited Duration Fund and Federated Limited Term Fund, certain capital loss carryforwards listed above may be limited.

Capital loss carryforwards of $958,197 expired during the year ended April 30, 2006.

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of April 30, 2006, for federal income tax purposes, post October losses of $443,214 were deferred to May 1, 2006.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended April 30, 2006, the Adviser voluntarily waived $926,012 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended April 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.15%
Class A Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended April 30, 2006, FSC voluntarily waived $17,736 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended April 30, 2006, FSC retained $247,514 of fees paid by the Fund.

Sales Charges

For the year ended April 30, 2006, FSC, the principal distributor retained $2,245 of contingent deferred sales charges relating to redemptions of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the year ended April 30, 2006, FSSC retained $40,750 of fees paid by the Fund.

Commencing on August 1, 2005, and continuing through May 3, 2006, FSSC reimbursed daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder service fee agreements. This reimbursement amounted to $18,366 for the year ended April 30, 2006.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. For the year ended April 30, 2006, the Adviser was not required to reimburse any investment adviser fees. Transactions with affiliated companies during the year ended April 30, 2006 are as follows:

Affiliates	Balance of Shares Held 4/30/2005	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2006	Value 4/30/2006	Dividend Income
Federated Mortgage Core Portfolio	2,065,721	100,310	457,317	1,708,714	$16,642,872	$998,469
High Yield Bond Portfolio	1,405,877	1,261,316	2,539,938	127,255	$ 858,970	$472,390

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended April 30, 2006, were as follows:

Purchases	$77,168,776
Sales	$170,869,283

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INCOME SECURITIES TRUST AND SHAREHOLDERS OF FEDERATED SHORT-TERM INCOME FUND:

We have audited the accompanying statement of assets and liabilities of Federated Short-Term Income Fund (the "Fund"), one of the portfolios constituting Federated Income Securities Trust, including the portfolio of investments, as of April 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2006, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from the brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term Income Fund, a portfolio of Federated Income Securities Trust, at April 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
June 9, 2006

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised five portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: January 1986	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd. (Investment advisory subsidiary of Federated) and Passport Research II, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, WinsorTech.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 2000	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University ; Executive Vice President, DVC Group, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: January 1986	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 2000	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA TRUSTEE Began serving: April 2006	Principal Occupations : Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 SECRETARY AND EXECUTIVE VICE PRESIDENT Began serving: January 1986	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd. (Investment advisory subsidiary of Federated).
Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable, fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.; Senior Vice President and Controller of Federated Investors, Inc.

Previous Positions : Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT Began serving: January 2006	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Joseph M. Balestrino is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Randall S. Bauer Birth Date: November 16, 1957 VICE PRESIDENT Began serving: November 1998	Randall S. Bauer has been the Fund's Portfolio Manager since October 1995. He is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from the Pennsylvania State University.

John L. Nichol Birth Date: May 21, 1963 VICE PRESIDENT Began serving: May 2004	John L. Nichol is Vice President of the Trust. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received has M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2004. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Short-Term Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C795

32957 (6/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Short-Term Income Fund

A Portfolio of Federated Income Securities Trust

ANNUAL SHAREHOLDER REPORT

April 30, 2006

Institutional Shares
Institutional Service Shares
Class Y Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$8.39	$8.47	$8.56	$8.70	$8.74
Income From Investment Operations:
Net investment income	0.30	0.26	0.25	0.35	0.47
Net realized and unrealized loss on investments	(0.07)	(0.08)	(0.10)	(0.14)	(0.05)
TOTAL FROM INVESTMENT OPERATIONS	0.23	0.18	0.15	0.21	0.42
Less Distributions:
Distributions from net investment income	(0.30)	(0.26)	(0.24)	(0.35)	(0.46)
Net Asset Value, End of Period	$8.32	$8.39	$8.47	$8.56	$8.70
Total Return [1]	2.75%	2.14%	1.81%	2.46%	4.90%

Ratios to Average Net Assets:
Net expenses	0.51%	0.56%	0.56%	0.56%	0.57%
Net investment income	3.60%	3.03%	3.00%	3.96%	5.30%
Expense waiver/reimbursement [2]	0.31%	0.31%	0.30%	0.26%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$132,698	$156,173	$185,337	$236,394	$236,307
Portfolio turnover	43%	30%	38%	69%	29%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2006		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$8.39		$8.47	$8.56	$8.70	$8.74
Income From Investment Operations:
Net investment income	0.29		0.24	0.23	0.33	0.45
Net realized and unrealized loss on investments	(0.07)		(0.08)	(0.10)	(0.14)	(0.05)
TOTAL FROM INVESTMENT OPERATIONS	0.22		0.16	0.13	0.19	0.40
Less Distributions:
Distributions from net investment income	(0.29)		(0.24)	(0.22)	(0.33)	(0.44)
Net Asset Value, End of Period	$8.32		$8.39	$8.47	$8.56	$8.70
Total Return [1]	2.64	% [2]	1.96%	1.56%	2.21%	4.64%

Ratios to Average Net Assets:
Net expenses	0.62%		0.73%	0.81%	0.81%	0.82%
Net investment income	3.44%		2.93%	2.75%	3.71%	5.05%
Expense waiver/reimbursement [3]	0.43%		0.32%	0.30%	0.26%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,962		$27,708	$19,130	$34,864	$24,121
Portfolio turnover	43%		30%	38%	69%	29%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge if applicable. Total returns for periods of less than one year, if any, are not annualized.

2 During the period, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.09% on total return. (See Notes to Financial Statements, Note 5.)

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class Y Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 4/30/2006	Period Ended 4/30/2005	[1]
Net Asset Value, Beginning of Period	$8.39	$8.47
Income From Investment Operations:
Net investment income	0.31	0.19
Net realized and unrealized loss on investments	(0.07)	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.24	0.11
Less Distributions:
Distributions from net investment income	(0.31)	(0.19)
Net Asset Value, End of Period	$8.32	$8.39
Total Return [2]	2.91%	1.34%

Ratios to Average Net Assets:
Net expenses	0.35%	0.35	% [3]
Net investment income	3.76%	3.42	% [3]
Expense waiver/reimbursement [4]	0.31%	0.27	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$53,757	$72,984
Portfolio turnover	43%	30	% [5]

1 Reflects operations for the period from August 26, 2004 (date of initial public investment) to April 30, 2005.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended April 30, 2005.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,015.00	$2.60
Institutional Service Shares	$1,000	$1,014.70	$2.85
Class Y Shares	$1,000	$1,015.80	$1.75
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.22	$2.61
Institutional Service Shares	$1,000	$1,021.97	$2.86
Class Y Shares	$1,000	$1,023.06	$1.76

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.52%
Institutional Service Shares	0.57%
Class Y Shares	0.35%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period was 2.91% for Class Y Shares, 2.75% for Institutional Shares, and 2.64% for Institutional Service Shares. The total return of the 0-3 Year Composite Index (0-3C) was 2.58%. 1 The fund's total return for the fiscal year reflected actual cash flows, transactions costs and other expenses which were not reflected in the total return of the 0-3C.

During the reporting period, the most significant factors affecting the fund's performance relative to the 0-3C were: (1) the fund's duration positioning relative to its benchmark; (2) the allocation of the portfolio among securities of similar types of issuers (referred to as "sectors"); and (3) the selection of individual securities within each sector.

MARKET OVERVIEW

The short end of the U.S. Treasury yield curve moved steadily upward over the course of the reporting period. The Federal Open Market Committee raised the Federal Funds target rate eight times by 25 basis points, bringing the rate to 4.75% at period end. A subsequent 25 basis point move shortly thereafter brought the target rate to the current 5.00%. Bond yields rose all across the yield curve, though they increased more in shorter maturities than in longer ones. This "flattening of the yield curve" is generally seen in periods where the Federal Reserve Board is attempting to prevent economic growth from overheating.

The short duration corporate and asset-backed bond sectors performed better than U.S. Treasury securities during the reporting period, while the mortgage-backed bond sector underperformed. Within the corporate bond sector, improved corporate profitability and a decrease in default rates caused lower credit quality bonds to outperform higher credit quality bonds. 2

1 The 0-3C is a composite index of four separate indexes which track various security types. The four component indexes, which are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc., consist of the Merrill Lynch 1-3 Year Corporate index (30% weighting in the Composite Index), the Merrill Lynch 0-3 Year Fixed Rate Asset-Backed Securities Index (30%), the Merrill Lynch 1-3 Year Treasury/Agency Index (20%) and the Merrill Lynch 0-3 Year Mortgage-Backed Securities Index (20%). The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The four component indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

2 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

DURATION

Throughout the period, management maintained a lower overall duration 3 in the fund as compared with the duration of the 0-3C. As short-term yields moved higher over the reporting period, the shorter average duration meant that the fund was generally less sensitive to the negative price action associated with these yield movements than was the composite index as a whole.

SECTOR

During the reporting period, as compared to the 0-3C, fund management allocated more of its portfolio to the corporate bond sector and less of its portfolio to U.S. Treasury securities, in anticipation of better performance in the corporate bond sector. Non-investment grade corporate bonds, which are not represented in the 0-3C, were part of the fund's portfolio of investments. In addition, a larger percentage of the fund's portfolio was allocated to lower-rated, investment-grade corporate bonds. 4 The allocation to lower credit quality corporate bonds positioned the fund to take advantage of the strong relative performance of this sub-sector. Finally, the fund had less exposure to mortgage-backed securities than the 0-3C for much of the reporting period, which also aided fund performance relative to this index.

SECURITY SELECTION

During the reporting period, while no individual security accounted for a material increment in the fund's return, the securities in the asset-backed sector and corporate bond sector of the fund collectively performed better than their respective relative composite indices within the 0-3C.

3 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. For purposes of this Management Discussion of Fund Performance, duration is determined using a third-party analytical system.

4 Investment-grade securities are securities that are rated at least "BBB" or unrated securities of a comparable quality. Non-investment grade securities are securities that are not rated at least "BBB" or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Short-Term Income Fund (Institutional Shares) (the "Fund") from April 30, 1996 to April 30, 2006, compared to the Merrill Lynch 1-3 Year Short-Term Corporate Index (ML1-3STC), 2 the 0-3 Year Composite Index (0-3C) 3 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA). 4

Average Annual Total Return for the Period Ended 4/30/2006
1 Year	2.75%
5 Years	2.81%
10 Years	4.64%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3STC, 0-3C and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 The ML1-3STC is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 The 0-3C is a composite index of four separate indexes which track various security types. The four component indexes, which are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc., consist of the Merrill Lynch 1-3 Year Corporate index (30% weighting in the Composite Index), the Merrill Lynch 0-3 Year Fixed Rate Asset-Backed Securities Index (30%), the Merrill Lynch 1-3 Year Treasury/Agency Index (20%) and the Merrill Lynch 0-3 Year Mortgage-Backed Securities Index (20%). The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The four component indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

4 The LSIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Short-Term Income Fund (Institutional Service Shares) (the "Fund") from April 30, 1996 to April 30, 2006, compared to the Merrill Lynch 1-3 Year Short-Term Corporate Index (ML1-3STC), 2 the 0-3 Year Composite Index (0-3C) 3 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA). 4

Average Annual Total Return for the Period Ended 4/30/2006
1 Year	2.64%
5 Years	2.60%
10 Years	4.40%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3STC, 0-3C and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 The ML1-3STC is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 The 0-3C is a composite index of four separate indexes which track various security types. The four component indexes, which are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc., consist of the Merrill Lynch 1-3 Year Corporate index (30% weighting in the Composite Index), the Merrill Lynch 0-3 Year Fixed Rate Asset-Backed Securities Index (30%), the Merrill Lynch 1-3 Year Treasury/Agency Index (20%) and the Merrill Lynch 0-3 Year Mortgage-Backed Securities Index (20%). The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The four component indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

4 The LSIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

GROWTH OF A $100,000 INVESTMENT - CLASS Y SHARES

The graph below illustrates the hypothetical investment of $100,000 1 in Federated Short-Term Income Fund (Class Y Shares) (the "Fund") from August 26, 2004 (start of performance) to April 30, 2006, compared to the Merrill Lynch 1-3 Year Short-Term Corporate Index (ML1-3STC), 2 the 0-3 Year Composite Index (0-3C) 3 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA). 4

Average Annual Total Return for the Period Ended 4/30/2006
1 Year	2.91%
Start of Performance (08/26/2004)	2.53%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $100,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3STC, 0-3C and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 The ML1-3STC is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 The 0-3C is a composite index of four separate indexes which track various security types. The four component indexes, which are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc., consist of the Merrill Lynch 1-3 Year Corporate index (30% weighting in the Composite Index), the Merrill Lynch 0-3 Year Fixed Rate Asset-Backed Securities Index (30%), the Merrill Lynch 1-3 Year Treasury/Agency Index (20%) and the Merrill Lynch 0-3 Year Mortgage-Backed Securities Index (20%). The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The four component indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

4 The LSIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At April 30, 2006, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Asset-Backed Securities	29.2%
Corporate Debt Securities	27.8%
U.S. Treasury and Agency Securities [3]	24.1%
Mortgage-Backed Securities [4]	16.0%
Securities Lending Collateral [5]	12.2%
Cash Equivalents [6]	4.0%
Other Assets and Liabilities--Net [7]	(13.3)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company.

3 For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).

4 For purposes of this table, mortgage-backed securities includes mortgage-backed securities guaranteed by GSEs and adjustable rate mortgage-backed securities.

5 Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market mutual funds.

6 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

7 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2006

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--3.8%
		Federal Home Loan Mortgage Corporation--0.1%
$104,086	[1]	FHLMC ARM 606116, 30 Year, 5.796%, 9/1/2019	$105,058
106,760	[1]	FHLMC ARM 785167, 30 Year, 5.476%, 12/1/2018	107,854
		TOTAL	212,912
		Federal National Mortgage Association--3.7%
2,345,359	[1]	FNMA ARM 544843, 5.410%, 10/01/2027	2,377,080
1,409,499	[1]	FNMA ARM 544852, 5.159%, 4/01/2028	1,428,785
1,309,035	[1]	FNMA ARM 544884, 5.152%, 5/01/2034	1,327,929
3,919,800	[1]	FNMA ARM 556379, 5.288%, 5/01/2040	3,919,118
933,401	[1]	FNMA ARM 556388, 5.288%, 5/01/2040	932,202
		TOTAL	9,985,114
		Government National Mortgage Association--0.0%
49,905	[1]	GNMA ARM 8902, 30 Year, 4.375%, 1/20/2022	50,361
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $10,330,002)	10,248,387
		ASSET-BACKED SECURITIES--29.2%
		Auto Receivables--15.6%
1,523,997		Americredit Automobile Receivables Trust 2004-1, Class A3, 3.22%, 7/6/2008	1,519,970
2,000,000		Americredit Automobile ReceivablesTrust 2005-AX, Class A3, 3.63%, 1/6/2010	1,965,375
1,827,508		BMW Vehicle Owner Trust 2004-A, Class A3, 2.67%, 3/25/2008	1,814,608
1,500,000		BMW Vehicle Owner Trust 2005-A, Class B, 4.42%, 4/25/2011	1,473,449
1,146,805		Capital Auto Receivables Asset Trust 2004-1, Class A3, 2.00%, 11/15/2007	1,135,870
2,000,000		Capital One Auto Finance Trust 2006-A, Class A3, 5.33%, 11/15/2010	2,002,180
2,000,000		Chase Manhattan Auto Owner Trust 2005-B, Class A3, 4.84%, 7/15/2009	1,989,658
306,574		Harley-Davidson Motorcycle Trust 2004-1, Class B, 2.00%, 11/15/2011	294,596
642,258		Honda Auto Receivables Owner Trust 2003-1, Class A4, 2.48%, 7/18/2008	633,209
3,000,000		Honda Auto Receivables Owner Trust 2005-4, Class A3, 4.46%, 5/21/2009	2,971,353
695,737		Household Automotive Trust 2004-1, Class A3, 3.30%, 5/18/2009	689,705
2,000,000		Household Automotive Trust 2005-1, Class A3, 4.15%, 2/17/2010	1,973,125
500,000		Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012	488,306
1,000,000		Hyundai Auto Receivables Trust 2006-A, Class C, 5.34%, 11/15/2012	998,117
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Auto Receivables--continued
$2,000,000		M&I Auto Loan Trust 2005-1, Class A3, 4.83%, 9/21/2009	$1,990,129
67,911		Morgan Stanley Auto Loan Trust 2004-HB2, Class D, 3.82%, 3/15/2012	67,457
674,377		Navistar Financial Corp. Owner Trust 2004-A, Class A3, 2.01%, 8/15/2008	667,885
1,523,225		Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012	1,471,293
2,500,000		Nissan Auto Lease Trust 2005-A, Class A3, 4.70%, 10/15/2008	2,484,588
1,507,000		Nissan Auto Receivable Owner Trust 2003-C, Class A5, 3.21%, 3/16/2009	1,470,243
1,950,642		Nissan Auto Receivables Owner Trust 2004-C, Class A3, 2.85%, 10/15/2007	1,938,136
2,000,000		Nissan Auto Receivables Owner Trust 2006-B, Class A3, 5.16%, 12/15/2009	2,000,376
2,000,000		Onyx Acceptance Auto Owner Trust 2005-B, Class A3, 4.18%, 3/15/2010	1,971,990
3,000,000		USAA Auto Owner Trust 2005-3, Class A2, 4.52%, 6/16/2008	2,989,629
2,000,000		WFS Financial Owner Trust 2005-2, Class A3, 4.16%, 12/17/2009	1,980,227
1,500,000		Whole Auto Loan Trust 2003-1, Class A4, 2.58%, 3/15/2010	1,475,391
2,000,000		World Omni Automobile Receivables Trust, Class A3, 4.40%, 4/20/2009	1,980,113
		TOTAL	42,436,978
		Credit Card--4.2%
1,755,000		Bank One Issuance Trust 2002-B1, Class B1, 5.28125%, 12/15/2009	1,761,293
3,000,000		Capital One Multi Asset Execution Trust 2003-A6, Class A6, 2.95%, 8/17/2009	2,972,513
1,000,000		Citibank Credit Card Issuance Trust 2002-C1, Class C1, 5.70%, 2/9/2009	1,006,735
2,500,000		MBNA Master Credit Card Trust 2000-D, Class B, 5.33125%, 9/15/2009	2,509,209
2,000,000		National City Credit Card Master Trust 2005-1, Class A, 4.95125%, 8/15/2012	2,007,491
1,000,000		National City Credit Card Master Trust 2005-1, Class B, 5.09125%, 8/15/2012	1,004,197
		TOTAL	11,261,438
		Equipment Lease--0.6%
769,112		CIT Equipment Collateral 2004-EF1, Class A3, 3.50%, 9/20/2008	757,245
870,449	[2,3]	Great America Leasing Receivables 2004-1, Class C, 3.71%, 7/20/2011	847,330
		TOTAL	1,604,575
		Home Equity Loan--6.3%
190,537	[2,3]	125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029	190,537
1,440,000		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 5.31938%, 7/25/2035	1,453,788
334,244	[2]	Bayview Financial Acquisition Trust 1998-1, Class M-II-1, 5.70938%, 5/25/2029	325,173
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$335,556	[2]	Bayview Financial Acquisition Trust 1998-1, Class M-II-2, 5.80938%, 5/25/2029	$320,868
216,458	[2]	Bayview Financial Acquisition Trust 1998-1, Class M-II-3, 6.40938%, 5/25/2029	201,175
362,806	[2]	Bayview Financial Acquisition Trust 1998-1, Class M-II-4, 6.70938%, 5/25/2029	311,691
802,171	[2]	Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	803,510
406,875	[2]	Bayview Financial Acquisition Trust 1998-1, Class MI3, 8.21%, 5/25/2029	380,380
51,549		ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 5.38125%, 1/15/2028	51,590
2,629,643		Fifth Third Home Equity Loan Trust 2003-1, Class A, 5.1725%, 9/20/2023	2,635,617
201,932		First Franklin Mortgage Loan Asset Backed Certificates 2003-FF5, Class A3, 5.30938%, 3/25/2034	202,026
42,691		First Franklin Mortgage Loan Asset Backed Certificates 2004-FF1, Class A2, 5.19938%, 11/25/2034	42,717
86,442	[2]	First Franklin Nim Trust 2004-FF7, Class A, 5.00%, 9/27/2034	86,049
1,018,295		First Franklin Nim Trust 2004-FF7, Class B, 6.75%, 9/27/2034	1,015,278
2,695,179		Green Tree Home Improvement Loan Trust 1996-F, Class HIB2, 7.70%, 11/15/2027	2,348,999
2,471,680		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,538,548
796,289	[2]	Hasco NIM Trust 2006-OP2A, Class A, 5.8563%, 1/26/2036	794,697
20,764	[2]	Long Beach Asset Holdings Corp. 2004-5, Class A, 5.00%, 9/25/2034	20,744
520,043		Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.95%, 3/25/2015	513,190
328,248	[2]	NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	72,162
232,090		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	231,298
2,000,000		Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.64%, 12/25/2035	1,991,222
606,998	[2,3]	Quest Trust 2004 - X1, Class A, 5.28938%, 3/25/2034	607,569
1,008,574		Saxon Asset Securities Trust 2005-1, Class A1, 5.18938%, 5/25/2035	1,011,537
		TOTAL	17,150,365
		Manufactured Housing--0.9%
1,422,937		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	1,450,110
1,000,000		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 7.44%, 6/7/2016	1,019,215
		TOTAL	2,469,325
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Other--0.7%
$2,000,000		Mellon Bank Premium Finance Loan Master Trust 2004-1, Class C, 5.68%, 6/15/2009	$2,001,834
		Rate Reduction Bond--0.9%
471,161		California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	472,970
2,000,000		PG&E Energy Recovery Funding LLC, Class A2, 3.87%, 6/25/2011	1,956,470
		TOTAL	2,429,440
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $81,436,270)	79,353,955
		COLLATERALIZED MORTGAGE OBLIGATIONS--5.8%
		Commercial Mortgage--0.1%
5,113,732		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 1.30871%, 4/18/2029	145,675
		Federal Home Loan Mortgage Corporation--1.0%
2,701,540		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 5.25125%, 2/15/2018	2,712,153
		Federal National Mortgage Association--0.0%
61,460		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	61,778
		Non-Agency Mortgage--4.7%
335,060	[2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.885%, 2/3/2029	301,919
399,132	[2,3]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.0169345%, 7/1/2019	399,068
1,000,000	[2,3]	Harwood Street Funding I LLC 2004-1, Class CTFS, 6.9225%, 9/20/2009	1,001,514
1,258,000	[2]	Mellon Residential Funding Corp. 1999-TBC1, Class B4, 5.38%, 1/25/2029	1,256,704
1,000,000		Permanent Financing (No. 8) PLC, Class 1C, 5.21%, 6/10/2042	994,268
21,945		Prudential Home Mortgage Securities 1992-5, Class A-6, 7.50%, 4/25/2007	21,804
5,444	[2]	Resecuritization Mortgage Trust 1998-A, Class B3, 8.45004%, 10/26/2023	4,301
1,885,660		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 5.2741%, 9/25/2034	1,871,113
64,301	[2,3]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 6.69033%, 1/28/2027	50,798
1,195,791		Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018	1,155,862
2,000,000		Washington Mutual 2003-AR5, Class A6, 3.695%, 6/25/2033	1,942,229
2,002,384		Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.00%, 6/25/2018	1,939,492
1,848,908		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.399%, 7/25/2034	1,880,106
		TOTAL	12,819,178
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $15,853,966)	15,738,784
Principal Amount			Value
		CORPORATE BONDS--27.3%
		Basic Industry - Chemicals--0.8%
$2,200,000		Praxair, Inc., 2.75%, 6/15/2008	$2,087,378
		Capital Goods - Aerospace & Defense--0.5%
525,000		Boeing Capital Corp., 5.65%, 5/15/2006	525,080
800,000		General Dynamics Corp., 2.125%, 5/15/2006	799,249
		TOTAL	1,324,329
		Capital Goods - Diversified Manufacturing--0.7%
2,000,000	[2,3]	Tyco International Group SA, Note, 4.436%, 6/15/2007	1,978,679
		Communications - Media & Cable--0.6%
1,500,000		Cox Communications, Inc., Note, 5.45%, 12/14/2007	1,508,539
		Communications - Media Noncable--0.8%
400,000		British Sky Broadcasting Group PLC, Unsecd. Note, 7.30%, 10/15/2006	402,868
1,750,000		Reed Elsevier, Inc., Floating Rate Note, 5.24%, 6/15/2010	1,751,212
		TOTAL	2,154,080
		Communications - Telecom Wireless--1.5%
1,250,000		America Movil S.A. de C.V., Company Guarantee, 4.125%, 3/1/2009	1,199,250
400,000		Sprint Capital Corp., Company Guarantee, 6.00%, 1/15/2007	401,799
2,500,000		Verizon Wireless, Inc., Unsecd. Note, 5.375%, 12/15/2006	2,500,283
		TOTAL	4,101,332
		Communications - Telecom Wirelines--1.2%
1,250,000		AT&T Corp., Note, 5.75%, 5/2/2006	1,250,021
2,000,000		BellSouth Corp., 4.87375%, 11/15/2007	2,002,942
		TOTAL	3,252,963
		Consumer Cyclical - Automotive--1.9%
400,000	[2,3]	American Honda Finance Corp., 3.85%, 11/6/2008	385,941
1,500,000		DaimlerChrysler North America Holding Corp., Floating Rate Note, 5.10%, 3/7/2007	1,501,342
1,250,000	[2,3]	Harley Davidson, Inc., 3.625%, 12/15/2008	1,191,877
500,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	491,326
1,500,000	[2,3]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	1,453,623
		TOTAL	5,024,109
		Consumer Cyclical - Retailers--1.2%
1,500,000		Home Depot, Inc., Sr. Note, 3.75%, 9/15/2009	1,429,476
1,900,000		Target Corp., 3.375%, 3/1/2008	1,839,142
		TOTAL	3,268,618
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Food/Beverage--1.6%
$2,500,000		Diageo Capital PLC, 3.375%, 3/20/2008	$2,412,843
2,000,000		General Mills, Inc., 3.875%, 11/30/2007	1,955,350
		TOTAL	4,368,193
		Consumer Non-Cyclical Health Care--0.1%
400,000		UnitedHealth Group, Inc., 3.30%, 1/30/2008	386,699
		Consumer Non-Cyclical Pharmaceuticals--0.5%
1,444,000		Eli Lilly & Co., Note, 2.90%, 3/15/2008	1,385,714
		Consumer Non-Cyclical Products--0.7%
2,000,000		Procter & Gamble Co., 3.50%, 12/15/2008	1,918,334
		Energy - Independent--0.3%
789,600	[2,3]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	753,451
		Energy - Integrated--0.8%
1,500,000		BP Capital Markets PLC, 2.75%, 12/29/2006	1,476,577
750,000		Conoco, Inc., 5.45%, 10/15/2006	750,760
		TOTAL	2,227,337
		Energy - Refining--0.4%
1,250,000		Valero Energy Corp., Unsecd. Note, 3.50%, 4/1/2009	1,181,599
		Financial Institution - Banking--2.5%
2,400,000		PNC Funding Corp., 5.75%, 8/1/2006	2,403,245
400,000		U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007	399,553
2,500,000		Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007	2,491,732
1,500,000		Wells Fargo Financial, Inc., Sr. Note, 5.625%, 2/3/2009	1,514,503
		TOTAL	6,809,033
		Financial Institution - Brokerage--0.7%
400,000		Franklin Resources, Inc., 3.70%, 4/15/2008	387,592
1,500,000		Goldman Sachs Group, Inc., 3.875%, 1/15/2009	1,446,492
		TOTAL	1,834,084
		Financial Institution - Finance Noncaptive--2.6%
2,150,000		American Express Co., 3.75%, 11/20/2007	2,104,196
1,250,000		Capital One Bank, Note, 5.00%, 6/15/2009	1,233,075
1,000,000		HSB Capital I, Company Guarantee, 5.97825%, 7/15/2027	1,001,195
1,500,000		International Lease Finance Corp., Unsecd. Note, 3.50%, 4/1/2009	1,422,585
1,250,000		Residential Capital Corp., 6.00%, 2/22/2011	1,225,678
		TOTAL	6,986,729
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Insurance - Life--0.4%
$1,000,000		AXA Financial, Inc., Note, 6.50%, 4/1/2008	$1,020,632
		Financial Institution - REITs--2.5%
1,400,000		Archstone-Smith Trust, 3.00%, 6/15/2008	1,332,222
1,250,000		EOP Operating LP, Sr. Note, 6.80%, 1/15/2009	1,287,627
2,000,000	[2,3]	Prologis, Note, 5.25%, 11/15/2010	1,964,094
2,250,000		Simon Property Group, Inc., 6.375%, 11/15/2007	2,282,145
		TOTAL	6,866,088
		Foreign-Local-Govt--0.6%
1,500,000		Ontario, Province of, 2.35%, 6/30/2006	1,493,924
		Technology--1.8%
1,500,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,487,699
1,975,000		Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008	2,020,569
1,450,000	[2,3]	Oracle Corp., Floating Rate Note, 5.28%, 1/13/2009	1,450,672
		TOTAL	4,958,940
		Transportation - Airlines--0.4%
1,000,000		Southwest Airlines Co., Pass Thru Cert., 6.126%, 11/1/2006	1,003,920
		Transportation - Railroads--0.6%
1,500,000		Burlington Northern, Inc., Mtg. Bond, 9.25%, 10/1/2006	1,523,901
		Transportation - Services--0.5%
1,435,000		FedEx Corp., Note, 2.65%, 4/1/2007	1,400,755
		Utility - Electric--0.7%
2,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	1,965,328
		Utility - Natural Gas Distributor--0.4%
1,250,000		Atmos Energy Corp., 4.00%, 10/15/2009	1,187,700
		TOTAL CORPORATE BONDS (IDENTIFIED COST $75,331,510)	73,972,388
		CORPORATE NOTES--0.2%
		Communications - Telecom Wirelines--0.2%
500,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $499,544)	482,136
		GOVERNMENT AGENCIES--5.6%
		Agency--3.1%
6,000,000		Federal Home Loan Bank System, Bond, Series 598, 4.625%, 11/21/2008	5,918,097
2,500,000		Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008	2,537,007
		TOTAL	8,455,104
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
		Federal Home Loan Mortgage Corporation--2.5%
$7,000,000		Federal Home Loan Mortgage Corp., Note, 4.75%, 1/18/2011	$6,858,289
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $15,496,303)	15,313,393
		MORTGAGE-BACKED SECURITIES--0.4%
		Federal National Mortgage Association--0.1%
284,015		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	289,041
		Government National Mortgage Association--0.3%
117,957		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	123,361
47,534		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	50,790
577,753		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	618,616
		TOTAL	792,767
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,116,222)	1,081,808
		U.S. TREASURY--18.5%
3,074,600		U.S. Treasury Inflation Protected Note, Series A-2008, 3.625%, 1/15/2008	3,169,240
1,000,000		United States Treasury Note, 2.00%, 5/15/2006	998,930
1,000,000		United States Treasury Note, 2.625%, 11/15/2006	987,656
5,500,000	[4]	United States Treasury Note, 3.25%, 8/15/2007	5,386,370
4,000,000	[4]	United States Treasury Note, 3.25%, 8/15/2008	3,860,861
3,000,000	[4]	United States Treasury Note, 3.50%, 11/15/2006	2,976,680
3,000,000		United States Treasury Note, 3.75%, 5/15/2008	2,935,441
3,000,000		United States Treasury Note, 3.875%, 5/15/2010	2,887,846
3,000,000		United States Treasury Note, 3.875%, 7/15/2010	2,884,864
7,000,000	[4]	United States Treasury Note, 4.125%, 8/15/2008	6,894,827
5,000,000	[4]	United States Treasury Note, 4.25%, 10/31/2007	4,954,199
5,000,000	[4]	United States Treasury Note, 4.50%, 2/15/2009	4,951,562
3,000,000		United States Treasury Note, 4.625%, 3/31/2008	2,986,231
3,000,000	[4]	United States Treasury Note, 4.75%, 3/31/2011	2,976,890
500,000		United States Treasury Note, 5.625%, 5/15/2008	507,270
935,000		United States Treasury Note, 6.625%, 5/15/2007	950,863
		TOTAL U.S. TREASURY (IDENTIFIED COST $51,029,460)	50,309,730
Shares or Principal Amount			Value
		MUTUAL FUNDS--6.5% [5]
1,708,714		Federated Mortgage Core Portfolio	$16,642,872
127,255		High Yield Bond Portfolio	858,970
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $18,320,077)	17,501,842
		REPURCHASE AGREEMENTS--14.9%
$7,454,000		Interest in $3,400,000,000 joint repurchase agreement 4.79%, dated 4/28/2006 under which Bank of America N.A. will repurchase a U.S. Government Agency security maturing on 2/1/2036 for $3,401,357,167 on 5/1/2006. The market value of the underlying security at the end of the period was $3,468,000,001.	7,454,000
16,030,000		Interest in $1,200,000,000 joint repurchase agreement 4.79%, dated 4/28/2006 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 3/19/2026 for $1,200,479,000 on 5/1/2006. The market value of the underlying securities at the end of the period was $1,224,000,973 (purchased with proceeds from securities lending collateral).	16,030,000
17,000,000		Interest in $2,000,000,000 joint repurchase agreement 4.79%, dated 4/28/2006 under which Bear Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 3/25/2045 for $2,000,798,333 on 5/1/2006. The market value of the underlying securities at the end of the period was $2,060,003,916 (purchased with proceeds from securities lending collateral).	17,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	40,484,000
		TOTAL INVESTMENTS--112.2% (IDENTIFIED COST $309,897,354) [6]	304,486,423
		OTHER ASSETS AND LIABILITIES - NET--(12.2)%	(33,171,425)
		TOTAL NET ASSETS--100%	$271,314,998

1 Denotes variable rate and floating rate obligations for which the current rate is shown.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2006, these securities amounted to $17,154,526 which represents 6.3% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At April 30, 2006, these securities amounted to $12,275,153 which represents 4.5% of total net assets.

4 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

5 Affiliated companies.

6 The cost of investments for federal tax purposes amounts to $309,908,098.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
IO	--Interest Only
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2006

Assets:
Investments in securities		$264,002,423
Investments in repurchase agreements		40,484,000
Total investments in securities, at value including $17,501,842 of investments in affiliated issuers (Note 5) and $32,001,389 of securities loaned (identified cost $309,897,354)		304,486,423
Cash		2,266
Income receivable		2,664,475
Receivable for investments sold		3,461
Receivable for shares sold		171,923
TOTAL ASSETS		307,328,548
Liabilities:
Payable for investments purchased	$1,999,862
Payable for shares redeemed	477,727
Income distribution payable	323,390
Payable for distribution services fee (Note 5)	29,519
Payable for shareholder services fee (Note 5)	36,673
Payable for collateral due to broker	33,030,000
Accrued expenses	116,379
TOTAL LIABILITIES		36,013,550
Net assets for 32,596,811 shares outstanding		$271,314,998
Net Assets Consist of:
Paid-in capital		$324,151,216
Net unrealized depreciation of investments		(5,410,931)
Accumulated net realized loss on investments		(47,558,914)
Undistributed net investment income		133,627
TOTAL NET ASSETS		$271,314,998
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($132,698,488 ÷ 15,942,910 shares outstanding), no par value, unlimited shares authorized		$8.32
Institutional Service Shares:
Net asset value per share ($15,961,942 ÷ 1,917,812 shares outstanding), no par value, unlimited shares authorized		$8.32
Class Y Shares:
Net asset value per share ($53,756,729 ÷ 6,458,446 shares outstanding), no par value, unlimited shares authorized		$8.32
Class A Shares:
Net asset value per share ($68,897,839 ÷ 8,277,643 shares outstanding), no par value, unlimited shares authorized		$8.32
Offering price per share (100/99.00 of $8.32) [1]		$8.40
Redemption proceeds per share		$8.32

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended April 30, 2006

Investment Income:
Interest (including income on securities loaned of $64,003)			$11,315,145
Dividends (received from affiliated issuers) (Note 5)			1,470,859
TOTAL INCOME			12,786,004
Expenses:
Investment adviser fee (Note 5)		$1,249,624
Administrative personnel and services fee (Note 5)		270,000
Custodian fees		24,710
Transfer and dividend disbursing agent fees and expenses		244,696
Directors'/Trustees' fees		5,386
Auditing fees		15,987
Legal fees		9,350
Portfolio accounting fees		119,740
Distribution services fee--Institutional Service Shares (Note 5)		33,126
Distribution services fee--Class A Shares (Note 5)		430,414
Shareholder services fee--Institutional Shares (Note 5)		220,744
Shareholder services fee--Institutional Service Shares (Note 5)		52,690
Shareholder services fee--Class A Shares (Note 5)		200,707
Share registration costs		65,740
Printing and postage		46,949
Insurance premiums		8,933
Miscellaneous		5,507
TOTAL EXPENSES		3,004,303
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(926,012)
Waiver of administrative personnel and services fee	(31,946)
Waiver of distribution services fee--Institutional Service Shares	(9,127)
Waiver of distribution services fee--Class A Shares	(8,609)
Reimbursement of shareholder services fee--Institutional Service Shares	(18,366)
TOTAL WAIVERS AND REIMBURSEMENT		(994,060)
Net expenses			2,010,243
Net investment income			10,775,761
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including realized loss of $1,214,668 on sales of investments in affiliated issuers) (Note 5)			(2,074,726)
Net change in unrealized depreciation of investments			(584,890)
Net realized and unrealized loss on investments			(2,659,616)
Change in net assets resulting from operations			$8,116,145

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended April 30	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,775,761	$9,894,353
Net realized loss on investments	(2,074,726)	(1,894,246)
Net change in unrealized appreciation/depreciation of investments	(584,890)	(2,068,043)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,116,145	5,932,064
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,160,024)	(5,295,495)
Institutional Service Shares	(751,879)	(823,791)
Class Y Shares	(2,170,573)	(1,671,572)
Class A Shares	(2,551,246)	(2,148,722)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,633,722)	(9,939,580)
Share Transactions:
Proceeds from sale of shares	61,130,045	85,686,646
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Limited Duration Fund	--	90,324,296
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Limited Term Fund	--	147,677,479
Net asset value of shares issued to shareholders in payment of distributions declared	7,461,807	6,571,325
Cost of shares redeemed	(157,675,116)	(167,803,749)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(89,083,264)	162,455,997
Change in net assets	(91,600,841)	158,448,481
Net Assets:
Beginning of period	362,915,839	204,467,358
End of period (including undistributed (distributions in excess of) net investment income of $133,627 and $(8,412), respectively)	$271,314,998	$362,915,839

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2006

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Class Y Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The financial highlights of the Class A Shares are presented separately. The investment objective of the Fund is to seek to provide current income.

On August 27, 2004, the Fund received assets from Federated Limited Duration Fund and Federated Limited Term Fund as the result of a tax-free reorganization, as follows:

	Shares of the Fund Issued	Federated Limited Duration Fund Net Assets Received	Federated Limited Term Fund Net Assets Received	Federated Limited Duration Fund Unrealized Appreciation (Depreciation) [1]	Federated Limited Term Fund Unrealized Depreciation [1]
Institutional Shares	--	$ --	$ --	$ --	$ --
Institutional Service Shares	2,533,521	14,360,843	7,124,428	(246,259)	(2,246,807)
Class Y Shares	8,957,582	75,963,453	--	489,570	--
Class A Shares	16,573,793	--	140,553,051	--	(18,614)
TOTAL	28,064,896	$90,324,296	$ 147,677,479	$ 243,311	$(2,265,421)

	Net Assets of the Fund Prior to Combination	Net Assets of Federated Limited Duration Fund Prior to Combination	Net Assets of Federated Limited Term Fund Prior to Combination	Net Assets of the Fund Immediately After Combination
Institutional Shares	$178,205,784	$ --	$ --	$178,205,784
Institutional Service Shares	17,150,345	14,360,843	7,124,428	38,635,616
Class Y Shares	100	75,963,453	--	75,963,553
Class A Shares	100	--	140,553,051	140,553,151
TOTAL	$195,356,329	$90,324,296	$147,677,479	$433,358,104

1 Unrealized Appreciation (Depreciation) is included in the Federated Limited Duration Fund and Federated Limited Term Fund Net Assets Received amounts shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund generally values fixed-income securities according to prices furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by an independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For U.S. Treasury and agency securities, prices furnished by the independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2006, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$32,001,389	$33,030,000

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at April 30, 2006, is as follows:

Security	Acquisition Date	Acquisition Cost
Bayview Financial Acquisition Trust 1998-1, Class M-II-1, 5.70938%, 5/25/2029	3/12/1999	$ 315,861
Bayview Financial Acquisition Trust 1998-1, Class M-II-2, 5.80938%, 5/25/2029	5/14/1998	335,556
Bayview Financial Acquisition Trust 1998-1, Class M-II-3, 6.40938%, 5/25/2029	5/14/1998	216,458
Bayview Financial Acquisition Trust 1998-1, Class M-II-4, 6.70938%, 5/25/2029	6/2/1998	362,806
Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	12/8/1998	800,416
Bayview Financial Acquisition Trust 1998-1, Class MI3, 8.21%, 5/25/2029	5/14/1998	406,685
C-BASS ABS LLC Series 1999-3, Class B1, 6.885%, 2/3/2029	7/9/1999	270,762
First Franklin Nim Trust 2004-FF7, Class A, 5.00%, 9/27/2034	9/9/2004	86,635
Greenwich Capital Acceptance 1991-4, Class B1A, 6.0169345%, 7/1/2019	1/7/1993	401,751
Harwood Street Funding I LLC 2004-1, Class CTFS, 6.9225%, 9/20/2009	9/14/2004	1,000,000
Hasco NIM Trust 2006-OP2A, Class A, 5.8563%, 1/26/2036	3/10/2006	796,289
Long Beach Asset Holdings Corp. 2004-5, Class A, 5.00%, 9/25/2034	9/15/2004	20,809
Mellon Residential Funding Corp. 1999-TBC1, Class B4, 5.38%, 1/25/2029	3/12/1999	1,041,154
NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	2/23/1999	326,662
Resecuritization Mortgage Trust 1998-A, Class B3, 8.45004%, 10/26/2023	2/12/1999	161,856

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended April 30	2006		2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,205,033	$35,177,174	5,689,212	$48,089,721
Shares issued to shareholders in payment of distributions declared	384,952	3,220,600	407,712	3,442,099
Shares redeemed	(7,254,200)	(60,660,801)	(9,360,489)	(79,034,027)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,664,215)	$(22,263,027)	(3,263,565)	$(27,502,207)

Year Ended April 30	2006		2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	395,762	$3,310,138	885,847	$7,492,940
Shares issued in connection with the tax-free transfer of assets from Federated Limited Duration Fund	--	--	1,693,424	14,360,843
Shares issued in connection with the tax-free transfer of assets from Federated Limited Term Fund	--	--	840,097	7,124,428
Shares issued to shareholders in payment of distributions declared	58,029	485,408	54,362	458,663
Shares redeemed	(1,837,140)	(15,363,912)	(2,429,863)	(20,526,982)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(1,383,349)	$(11,568,366)	1,043,867	$8,909,892

	Year Ended 4/30/2006		Period Ended 4/30/2005 [1]
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	2,039,141	$17,048,723	2,778,376	$23,473,216
Shares issued in connection with the tax-free transfer of assets from Federated Limited Duration Fund	--	--	8,957,582	75,963,453
Shares issued to shareholders in payment of distributions declared	186,751	1,561,527	110,747	933,545
Shares redeemed	(4,462,770)	(37,378,772)	(3,151,381)	(26,600,800)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	(2,236,878)	$(18,768,522)	8,695,324	$73,769,414

	Year Ended 4/30/2006		Period Ended 4/30/2005 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	668,130	$5,594,010	782,848	$6,630,769
Shares issued in connection with the tax-free transfer of assets from Federated Limited Term Fund	--	--	16,573,793	140,553,051
Shares issued to shareholders in payment of distributions declared	262,310	2,194,272	205,931	1,737,018
Shares redeemed	(5,288,085)	(44,271,631)	(4,927,284)	(41,641,940)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(4,357,645)	$(36,483,349)	12,635,288	$107,278,898
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(10,642,087)	$(89,083,264)	19,110,914	$162,455,997

1 Reflects operations for the period from August 26, 2004 (date of initial public investment) to April 30, 2005.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for expiration of capital loss carryforwards.

For the year ended April 30, 2006, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Accumulated Net Realized Loss
$(958,197)	$958,197

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2006 and 2005, was as follows:

	2006	2005
Ordinary income [1]	$10,633,722	$9,939,580

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of April 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$457,104
Net unrealized depreciation	$(5,421,675)
Capital loss carryforward	$47,105,043

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales.

At April 30, 2006, the cost of investments for federal tax purposes was $309,908,098. The net unrealized depreciation of investments for federal tax purposes was $5,421,675. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $480,620 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,902,295.

At April 30, 2006, the Fund had a capital loss carryforward of $47,105,043 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$ 3,252,096
2008	$ 2,666,760
2009	$ 2,231,597
2010	$ 8,377,387
2011	$11,049,933
2012	$12,265,550
2013	$ 5,239,545
2014	$ 2,022,175

As a result of the tax-free transfer of assets from Federated Limited Duration Fund and Federated Limited Term Fund, certain capital loss carryforwards listed above may be limited.

Capital loss carryforwards of $958,197 expired during the year ended April 30, 2006.

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of April 30, 2006, for federal income tax purposes, post October losses of $443,214 were deferred to May 1, 2006.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended April 30, 2006, the Adviser voluntarily waived $926,012 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended April 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.15%
Class A Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended April 30, 2006, FSC voluntarily waived $17,736 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended April 30, 2006, FSC retained $247,514 of fees paid by the Fund.

Sales Charges

For the year ended April 30, 2006, FSC, the principal distributor retained $2,245 of contingent deferred sales charges relating to redemptions of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the year ended April 30, 2006, FSSC retained $40,750 of fees paid by the Fund.

Commencing on August 1, 2005, and continuing through May 3, 2006, FSSC reimbursed daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder service fee agreements. This reimbursement amounted to $18,366 for the year ended April 30, 2006.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. For the year ended April 30, 2006, the Adviser was not required to reimburse any investment adviser fees. Transactions with affiliated companies during the year ended April 30, 2006 are as follows:

Affiliates	Balance of Shares Held 4/30/2005	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2006	Value 4/30/2006	Dividend Income
Federated Mortgage Core Portfolio	2,065,721	100,310	457,317	1,708,714	$16,642,872	$998,469
High Yield Bond Portfolio	1,405,877	1,261,316	2,539,938	127,255	$ 858,970	$472,390

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended April 30, 2006, were as follows:

Purchases	$77,168,776
Sales	$170,869,283

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INCOME SECURITIES TRUST AND SHAREHOLDERS OF FEDERATED SHORT-TERM INCOME FUND:

We have audited the accompanying statement of assets and liabilities of Federated Short-Term Income Fund (the "Fund"), one of the portfolios constituting Federated Income Securities Trust, including the portfolio of investments, as of April 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2006, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from the brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term Income Fund, a portfolio of Federated Income Securities Trust, at April 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
June 9, 2006

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised five portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: January 1986	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd. (Investment advisory subsidiary of Federated) and Passport Research II, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, WinsorTech.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 2000	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University ; Executive Vice President, DVC Group, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: January 1986	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 2000	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA TRUSTEE Began serving: April 2006	Principal Occupations : Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 SECRETARY AND EXECUTIVE VICE PRESIDENT Began serving: January 1986	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd. (Investment advisory subsidiary of Federated).
Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable, fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.; Senior Vice President and Controller of Federated Investors, Inc.

Previous Positions : Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT Began serving: January 2006	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Joseph M. Balestrino is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Randall S. Bauer Birth Date: November 16, 1957 VICE PRESIDENT Began serving: November 1998	Randall S. Bauer has been the Fund's Portfolio Manager since October 1995. He is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from the Pennsylvania State University.

John L. Nichol Birth Date: May 21, 1963 VICE PRESIDENT Began serving: May 2004	John L. Nichol is Vice President of the Trust. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received has M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2004. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Short-Term Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C209
Cusip 31420C308
Cusip 31420C787

28528 (6/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies
- Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal
Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for
Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy, Jr., Nicholas
P. Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $120,631

                  Fiscal year ended 2005 - $109,986

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $242

                  Fiscal year ended 2005 - $9,900

                  Transfer agent testing and Transfer Agent Service Auditors
                  Report.

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $10,456 and
      $167,579 respectively.  Fiscal year ended 2006 - Sarbanes Oxley sec.
      302 procedures and Transfer Agent Service Auditors Report.  Fiscal year ended 2005- Sarbanes Oxley sec. 302 procedures, Transfer Agent Service
      Auditors Report and fees for review of N-14 merger documents.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $16,089
      respectively.  Analysis regarding the realignment of advisory companies.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $33,580 and
      $32,330 respectively.  Fiscal year ended 2006- Executive compensation analysis.  Fiscal year ended 2005- Discussions with auditors related to market timing and late trading activities and executive compensation analysis.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and
non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit
Committee.

            Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.
The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman.  The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide
Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit
Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all
Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)  The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues  paid by the  registrant,  the registrant's adviser (not including any sub-adviser whose role is primarily portfolio  management  and is  subcontracted  with or  overseen  by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment  adviser that provides  ongoing services to the  registrant  to its  accountant  during the fiscal year in which the services are provided;

(2)  Such  services  were not  recognized by the  registrant,  the  registrant's adviser (not including any  sub-adviser  whose role is primarily  portfolio management  and is  subcontracted  with or overseen  by another  investment adviser),  and any  entity  controlling,  controlled  by,  or under  common control with the investment  adviser that provides  ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)  Such services are promptly  brought to the attention of the Audit Committee of the  issuer and  approved  prior to the  completion  of the audit by the
     Audit  Committee or by one or more members of the Audit  Committee  who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or
Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

            4(b)

            Fiscal year ended 2006 - 0%

            Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2006 - 0%

            Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2006 - 0%

            Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2006 - $220,097

            Fiscal year ended 2005 - $356,360

(h)         The registrant's Audit Committee has considered that the
provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of
Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within
90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Income Securities Trust

By          /s/ Richard A. Novak
                Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /s/ J. Christopher Donahue
                J. Christopher Donahue, Principal Executive Officer

Date        June 21, 2006

By          /s/ Richard A. Novak
                Richard A. Novak, Principal Financial Officer

Date        June 21, 2006